UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07589

THE HARTFORD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

P.O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)(Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 - April 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Explanatory Note:

The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended April 30, 2013, originally filed with the U.S. Securities and Exchange Commission on July 3, 2013 (Accession Number 0001144204-13-038036) (“Original Filing”), to amend Item 1, “Reports to Stockholders.” The purpose of the Amendment is to correct certain bank loan rates that were included within the security description for certain investments listed in the Schedule of Investments for The Hartford Short Duration Fund and The Hartford Strategic Income Fund. Other than the aforementioned revision, the Amendment does not reflect events occurring after the Original Filing, or modify or update the disclosures therein in any way.

Item 1 (as supplemented further herein) to the Amendment is incorporated by reference to the semi-annual reports for The Hartford Short Duration Fund and The Hartford Strategic Income Fund contained in Item 1 of the Original Filing. Item 2 through Item 5 and Item 7 through Item 12(a)(1) to the Amendment are incorporated by reference to the Original Filing.

Item 1. Reports to Stockholders

SUPPLEMENT

DATED OCTOBER 8, 2013 TO THE FOLLOWING SEMI-ANNUAL REPORTS DATED APRIL 30, 2013:

THE HARTFORD SHORT DURATION FUND

THE HARTFORD STRATEGIC INCOME FUND

(EACH OF THE ABOVE IS A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

This Supplement revises information contained in the Semi-Annual Reports to shareholders listed above and should be read in conjunction with the Semi-Annual Reports to shareholders.

1.	The following replaces in its entirety the Schedule of Investments appearing under the heading “Schedule of Investments, April 30, 2013 (Unaudited)” starting on page 5 of the Semi-Annual Report for The Hartford Short Duration Fund.

The Hartford Short Duration Fund
Schedule of Investments
April 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 20.4%
Finance and Insurance - 19.2%
	Captive Auto Finance - 5.3%
	Ally Automotive Receivables Trust
$1,700	0.70%, 12/21/2015	$1,702
1,000	2.29%, 11/16/2015 ■	1,017
1,500	3.29%, 03/15/2015 ■	1,528
	Ally Master Owner Trust
1,280	1.00%, 02/15/2018	1,284
1,975	1.21%, 06/15/2017	1,992
2,695	1.54%, 09/15/2019	2,717
	AmeriCredit Automobile Receivables Trust
2,775	0.62%, 06/08/2017	2,777
	Carmax Automotive Owner Trust
395	1.50%, 08/15/2018	396
	Credit Acceptance Automotive Loan Trust
1,115	2.20%, 09/16/2019 ■	1,132
	Ford Credit Automotive Owner Trust
2,500	2.62%, 10/15/2016	2,586
	Ford Credit Floorplan Master Owner Trust
2,300	0.74%, 09/15/2016	2,306
	Harley-Davidson Motorcycle Trust
500	1.99%, 01/15/2016	503
	Hyundai Automotive Receivables Trust
650	1.65%, 02/15/2017	661
2,100	2.27%, 02/15/2017 ‡	2,158
	Mercedes-Benz Master Owner Trust
1,560	0.79%, 11/15/2017 ■	1,563
	Motor plc
345	1.29%, 02/25/2020 ■	346
	Prestige Automotive Receivables Trust
876	1.23%, 12/15/2015 ■	879
	SNAAC Automotive Receivables Trust
725	1.14%, 07/16/2018 ■	725
	Volvo Financial Equipment LLC
1,836	0.91%, 08/17/2015 ■	1,842
	World Omni Automotive Receivables Trust
1,500	2.33%, 09/15/2016 ‡	1,530
		29,644
	Credit Card Issuing - 0.6%
	American Express Credit Account Master Trust
2,072	0.77%, 05/15/2018	2,078
	Master Credit Card Trust
1,365	0.78%, 04/21/2017 ■	1,370
		3,448
	Other Financial Investment Activities - 0.6%
	Apidos CDO
2,250	1.38%, 04/15/2025 ■Δ	2,250
	Carlyle Global Market Strategies
870	1.46%, 04/18/2025 ■Δ	870
		3,120
	Real Estate Credit (Mortgage Banking) - 12.7%
	Atrium CDO Corp.
1,860	1.40%, 07/16/2025 ■☼Δ	1,857
	Avis Budget Rental Car Funding AESOP LLC
1,800	1.85%, 11/20/2013 ■	1,811
	Bayview Commercial Asset Trust
6,450	3.00%, 01/25/2037 ■►	229
6,736	7.37%, 09/25/2037 ■►	620
	CBA Commercial Small Balance Commercial Mortgage
5,818	8.52%, 01/25/2039 ■►	29
	CFCRE Commercial Mortgage Trust
1,500	3.76%, 04/15/2044 ■	1,604
	Chesapeake Funding LLC
1,185	0.95%, 11/07/2023 ■Δ	1,190
	CIFC Funding Ltd.
2,125	1.44%, 04/16/2025 ■Δ	2,125
	Citigroup Commercial Mortgage Trust
2,115	0.69%, 09/10/2045	2,114
	Commercial Mortgage Pass-Through Certificates
1,120	0.67%, 11/15/2045	1,121
1,503	0.70%, 10/15/2045	1,505
1,148	0.82%, 08/15/2045	1,152
2,454	3.16%, 11/01/2015 ■	2,576
	DBUBS Mortgage Trust
3,056	2.05%, 01/01/2021 ■►	139
1,345	3.64%, 08/10/2044	1,455
2,500	3.74%, 11/10/2046 ■	2,682
	Equity One ABS, Inc.
20	2.70%, 07/25/2034 Δ	—
	GE Dealer Floorplan Master Note Trust
2,000	0.64%, 10/20/2017 Δ	2,004
	GMAC Commercial Mortgage Securities, Inc.
519	6.50%, 05/15/2035 ■	518
	Goldman Sachs Mortgage Securities Corp. II
886	5.28%, 08/10/2038	893
145	5.48%, 11/10/2039	147
1,500	5.55%, 04/10/2038	1,665
	Goldman Sachs Mortgage Securities Trust
1,521	0.66%, 11/10/2045	1,520
	Hasco HIM Trust
46	0.00%, 12/26/2035 ■●	—
	HLSS Servicer Advance Receivables Backed Notes
695	1.99%, 10/15/2015 ■	708
885	2.29%, 01/15/2048 ■	911
	JP Morgan Chase Commercial Mortgage Securities Corp.
902	0.71%, 10/15/2045 Δ	902
950	3.36%, 11/13/2044 ■	1,019
2,819	3.85%, 06/15/2043 ■	2,978
33	4.30%, 01/15/2038	33
427	4.93%, 09/12/2037	429
51	4.96%, 08/15/2042	51
1,442	5.59%, 06/12/2041 Δ	1,510
	LB-UBS Commercial Mortgage Trust
106	5.30%, 02/15/2040	106
	Long Beach Asset Holdings Corp.
180	0.00%, 04/25/2046 ■●	—
	Merrill Lynch Mortgage Trust
1,000	5.85%, 06/12/2050 Δ	1,055
	Merrill Lynch/Countrywide Commercial Mortgage Trust
129	5.11%, 12/12/2049	129

The accompanying notes are an integral part of these financial statements.

5

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 20.4% - (continued)
Finance and Insurance - 19.2% - (continued)
	Real Estate Credit (Mortgage Banking) - 12.7% - (continued)
	Morgan Stanley BAML Trust
$722	0.66%, 11/15/2045	$721
	Morgan Stanley Capital I
1,400	3.22%, 07/15/2049	1,500
1,500	3.88%, 09/15/2047 ■	1,613
2,500	4.97%, 04/14/2040	2,587
2,328	5.11%, 06/15/2040	2,409
	Morgan Stanley Re-Remic Trust
2,513	1.00%, 03/27/2051 ■	2,482
	National Credit Union Administration
724	1.60%, 10/29/2020	736
	OHA Intrepid Leveraged Loan Fund Ltd.
2,000	1.18%, 04/20/2021 ■†Δ	2,000
	Renaissance Home Equity Loan Trust
108	0.00%, 04/25/2037 ■●	—
	SBA Tower Trust
1,310	2.93%, 12/15/2017 ■	1,357
	Silverstone Master Issuer plc
415	1.83%, 01/21/2055 ■Δ	425
	Springleaf Mortgage Loan Trust
870	1.27%, 06/25/2058 ■	872
	UBS Commercial Mortgage Trust
1,874	1.03%, 05/10/2045 ‡	1,885
	UBS-Barclays Commercial Mortgage Trust
2,472	0.73%, 08/10/2049 ‡	2,476
	Voyager Countrywide Delaware Trust
317	66.14%, 11/26/2035 ■Δ	282
	Wachovia Bank Commercial Mortgage Trust
275	4.50%, 10/15/2041	278
2,000	4.80%, 10/15/2041 ‡	2,100
1,105	4.94%, 04/15/2042	1,181
2,575	5.28%, 12/15/2044 ‡Δ	2,827
1,500	5.48%, 04/15/2047 ‡	1,574
	WF-RBS Commercial Mortgage Trust
2,526	0.67%, 11/15/2045 ‡	2,526
		70,618
		106,830
Real Estate, Rental and Leasing - 0.7%
	Automotive Equipment Rental and Leasing - 0.7%
	ARI Fleet Lease Trust
1,102	0.50%, 01/15/2021 ■Δ	1,099
	Enterprise Fleet Financing LLC
725	0.72%, 04/20/2018 ■	726
1,894	1.90%, 10/20/2016 ■	1,912
		3,737
Transportation Equipment Manufacturing - 0.5%
	Railroad Rolling Stock Manufacturing - 0.5%
	GE Equipment Transportation LLC
2,051	0.62%, 07/25/2016	2,051
730	0.99%, 11/23/2015	733
		2,784
	Total asset & commercial mortgage backed securities
	(cost $113,220)	$113,351

CORPORATE BONDS - 55.1%
Arts, Entertainment and Recreation - 1.8%
	Cable and Other Subscription Programming - 1.3%
	Comcast Corp.
$1,000	5.85%, 11/15/2015	$1,128
	DirecTV Holdings LLC
915	1.75%, 01/15/2018	916
1,681	2.40%, 03/15/2017	1,740
1,100	3.50%, 03/01/2016	1,171
	Echostar DBS Corp.
725	7.13%, 02/01/2016	801
	Viacom, Inc.
1,650	1.25%, 02/27/2015	1,662
		7,418
	Data Processing, Hosting and Related Services - 0.5%
	Fidelity National Information Services, Inc.
2,500	7.63%, 07/15/2017	2,672

		10,090
Beverage and Tobacco Product Manufacturing - 1.6%
	Beverage Manufacturing - 1.2%
	Anheuser-Busch InBev Worldwide, Inc.
1,730	1.38%, 07/15/2017	1,753
	Constellation Brands, Inc.
1,210	7.25%, 09/01/2016	1,392
	Diageo Capital plc
2,275	1.50%, 05/11/2017	2,319
	Molson Coors Brewing Co.
311	2.00%, 05/01/2017	320
	Pernod-Ricard S.A.
1,000	2.95%, 01/15/2017 ■	1,052
		6,836
	Tobacco Manufacturing - 0.4%
	Altria Group, Inc.
500	7.75%, 02/06/2014	527
	Lorillard Tobacco Co.
180	2.30%, 08/21/2017	182
	Reynolds American, Inc.
1,300	1.05%, 10/30/2015	1,302
		2,011
		8,847
Chemical Manufacturing - 0.9%
	Agricultural Chemical Manufacturing - 0.3%
	Yara International ASA
1,750	5.25%, 12/15/2014 ■	1,862

	Basic Chemical Manufacturing - 0.5%
	Airgas, Inc.
1,000	2.85%, 10/01/2013	1,009
	PPG Industries, Inc.
1,500	1.90%, 01/15/2016	1,540
		2,549
	Other Chemical and Preparation Manufacturing - 0.1%
	Ecolab, Inc.
375	1.45%, 12/08/2017	374

		4,785

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 55.1% - (continued)
Computer and Electronic Product Manufacturing - 0.9%
	Computer and Peripheral Equipment Manufacturing - 0.9%
	Hewlett-Packard Co.
$4,000	2.60%, 09/15/2017	$4,070
	Seagate Technology plc
1,140	10.00%, 05/01/2014 ■	1,197
		5,267
Construction - 0.2%
	Residential Building Construction - 0.2%
	CRH America, Inc.
1,340	5.30%, 10/15/2013	1,366

Finance and Insurance - 34.2%
	Activities Related To Credit Banking - 0.1%
	Western Union Co
430	2.38%, 12/10/2015	438

	Captive Auto Finance - 2.0%
	American Honda Finance Corp.
675	1.60%, 02/16/2018 ■	683
	Ford Motor Credit Co. LLC
1,500	2.38%, 01/16/2018	1,507
1,700	2.75%, 05/15/2015	1,742
	Harley-Davidson Financial Services, Inc.
1,385	1.15%, 09/15/2015 ■	1,391
810	3.88%, 03/15/2016 ■	869
	Hyundai Capital America
2,500	2.13%, 10/02/2017 ■	2,506
	Nissan Motor Co., Ltd.
2,695	1.95%, 09/12/2017 ■	2,754
		11,452
	Commercial Banking - 5.3%
	Banco Santander Brasil S.A.
980	4.25%, 01/14/2016 ■	1,028
	Barclays Bank plc
2,500	6.05%, 12/04/2017 ■	2,830
	BNP Paribas
1,650	2.38%, 09/14/2017	1,692
	Commonwealth Bank of Australia
1,500	2.13%, 03/17/2014 ■	1,521
	Credit Suisse New York
1,000	1.24%, 01/14/2014 Δ	1,006
630	2.20%, 01/14/2014	637
	DNB ASA
2,000	3.20%, 04/03/2017 ■	2,135
	ING Bank N.V.
1,500	2.00%, 09/25/2015 ■	1,525
	Intesa Sanpaolo
1,500	3.13%, 01/15/2016	1,499
	Key Bank NA
1,000	1.65%, 02/01/2018	1,016
2,000	4.95%, 09/15/2015	2,174
	Manufacturers & Traders Trust Co.
1,045	5.59%, 12/28/2020	1,051
	National Australia Bank Ltd.
1,000	1.00%, 04/11/2014 ■Δ	1,007
	Nordea Bank AB
833	1.18%, 01/14/2014 ■Δ	838
1,420	2.25%, 03/20/2015 ■	1,459
	State Street Bank & Trust Co.
800	0.48%, 12/08/2015 Δ	794
	Svenska Handelsbanken AB
1,000	3.13%, 07/12/2016	1,067
1,000	4.88%, 06/10/2014 ■	1,049
	Swedbank AB
1,800	1.75%, 03/12/2018 ■	1,815
	Union Bank NA
2,000	5.95%, 05/11/2016 ‡	2,274
	Westpac Banking Corp.
1,000	1.01%, 03/31/2014 ■Δ	1,006
		29,423
	Depository Credit Banking - 7.5%
	Bank of America Corp.
5,000	1.50%, 10/09/2015	5,030
3,000	2.00%, 01/11/2018	3,009
	Bank of Montreal
1,500	0.88%, 04/09/2018 Δ	1,504
	Bank of New York Mellon Corp.
1,500	1.97%, 06/20/2017 ‡Δ	1,552
	Bank of Nova Scotia
1,500	1.38%, 12/18/2017	1,509
	BB&T Corp.
815	1.60%, 08/15/2017	826
	Citigroup, Inc.
1,250	1.25%, 01/15/2016	1,254
2,479	3.95%, 06/15/2016	2,684
2,000	4.59%, 12/15/2015	2,179
2,000	5.50%, 02/15/2017	2,243
	Fifth Third Bancorp
636	3.63%, 01/25/2016	680
1,000	4.75%, 02/01/2015	1,066
	HSBC Bank plc
950	0.94%, 08/12/2013 ■Δ	952
	HSBC USA, Inc.
3,590	1.63%, 01/16/2018 ‡	3,614
	PNC Funding Corp.
907	2.70%, 09/19/2016	958
	Santander Holdings USA, Inc.
715	3.00%, 09/24/2015	740
738	4.63%, 04/19/2016	792
	SunTrust Banks, Inc.
2,500	0.58%, 04/01/2015 Δ	2,474
	Toronto-Dominion Bank
2,000	2.50%, 07/14/2016 ‡	2,103
	U.S. Bancorp
2,250	1.65%, 05/15/2017 ‡	2,304
	Wells Fargo & Co.
2,035	1.50%, 01/16/2018	2,042
1,000	2.10%, 05/08/2017	1,037
	Wells Fargo Bank NA
1,000	0.50%, 05/16/2016 Δ	988
		41,540
	Insurance Carriers - 4.0%
	Aetna, Inc.
635	1.50%, 11/15/2017	640
	American International Group, Inc.
1,500	3.65%, 01/15/2014	1,532

The accompanying notes are an integral part of these financial statements.

7

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 55.1% - (continued)
Finance and Insurance - 34.2% - (continued)
	Insurance Carriers - 4.0% - (continued)
	Cigna Corp.
$503	2.75%, 11/15/2016	$533
	CNA Financial Corp.
2,000	6.50%, 08/15/2016	2,301
	ING US, Inc.
2,250	2.90%, 02/15/2018 ■	2,303
	Jackson National Life Global Funding
2,500	5.38%, 05/08/2013 ■‡	2,502
	MetLife Global Funding I
1,480	1.50%, 01/10/2018 ■	1,492
	MetLife Institutional Funding II
3,500	1.63%, 04/02/2015 ■	3,561
	New York Life Global Funding
2,000	2.45%, 07/14/2016 ■	2,101
	Principal Financial Group, Inc.
365	1.85%, 11/15/2017	371
	Principal Life Global Funding II
1,390	1.00%, 12/11/2015 ■	1,395
	Prudential Financial, Inc.
2,000	6.20%, 01/15/2015	2,174
	QBE Insurance Group Ltd.
390	2.40%, 05/01/2018 ■☼	392
	Wellpoint, Inc.
1,000	2.38%, 02/15/2017	1,040
		22,337
	International Trade Financing (Foreign Banks) - 2.4%
	Corpoacion Andina De Fomento
1,500	3.75%, 01/15/2016	1,593
1,000	5.20%, 05/21/2013	1,002
	Royal Bank of Canada
1,500	1.50%, 01/16/2018	1,519
	Royal Bank of Scotland plc
1,260	2.55%, 09/18/2015	1,298
	Skandinaviska Enskilda Banken AB
1,250	1.75%, 03/19/2018 ■	1,262
	Standard Chartered plc
3,570	3.20%, 05/12/2016 ■	3,790
	TSMC Global LTD
2,800	1.63%, 04/03/2018 ■	2,821
		13,285
	Monetary Authorities - Central Bank - 1.0%
	ABN Amro Bank N.V.
1,500	1.38%, 01/22/2016 ■	1,503
1,429	4.25%, 02/02/2017 ■	1,570
	Lloyds Banking Group plc
1,500	4.38%, 01/12/2015 ■	1,584
	Lloyds TSB Bank plc
820	4.20%, 03/28/2017	907
		5,564
	Nondepository Credit Banking - 4.1%
	American Express Credit Corp.
2,000	2.80%, 09/19/2016	2,121
	Capital One Bank
2,441	6.50%, 06/13/2013	2,458
	Capital One Financial Corp.
1,455	2.15%, 03/23/2015	1,486
750	6.25%, 11/15/2013	773
	CIT Group, Inc.
1,000	4.75%, 02/15/2015 ■	1,052
	General Electric Capital Corp.
3,000	0.99%, 04/02/2018 Δ	3,007
2,000	1.00%, 01/08/2016	2,010
1,250	1.60%, 11/20/2017	1,266
3,000	2.30%, 04/27/2017	3,121
	General Motors Financial Co., Inc.
1,500	4.75%, 08/15/2017 ■	1,582
	SLM Corp.
750	3.88%, 09/10/2015	779
610	6.00%, 01/25/2017	660
	Toyota Motor Credit Corp.
900	1.25%, 10/05/2017	903
1,750	1.75%, 05/22/2017	1,799
		23,017
	Other Financial Investment Activities - 1.1%
	BP Capital Markets plc
2,250	1.85%, 05/05/2017 ‡	2,319
	Xstrata Canada Finance Corp.
2,000	2.85%, 11/10/2014 ■	2,049
	Xstrata Finance (Canada) Ltd.
2,000	1.80%, 10/23/2015 ■	2,025
		6,393
	Real Estate Credit (Mortgage Banking) - 0.2%
	SBA Tower Trust
1,300	2.24%, 04/16/2043 ■	1,300

	Real Estate Investment Trust (REIT) - 1.6%
	Health Care, Inc.
1,010	2.25%, 03/15/2018	1,030
688	3.63%, 03/15/2016	732
	Host Hotels & Resorts L.P.
1,250	6.00%, 11/01/2020	1,398
	Host Marriott L.P.
501	6.75%, 06/01/2016	509
	Simon Property Group, Inc.
1,965	1.50%, 02/01/2018 ■	1,972
	Ventas Realty L.P.
3,000	2.00%, 02/15/2018	3,034
		8,675
	Sales Financing - 0.4%
	Imperial Tobacco Finance plc
2,000	2.05%, 02/11/2018 ■	2,027

	Securities and Commodity Contracts and Brokerage - 4.5%
	Goldman Sachs Group, Inc.
2,250	1.60%, 11/23/2015 ‡	2,280
2,500	2.38%, 01/22/2018 ‡	2,548
1,279	3.63%, 02/07/2016	1,362
	JP Morgan Chase & Co.
3,000	0.61%, 06/13/2016 ‡Δ	2,948
1,100	1.13%, 02/26/2016	1,105
3,000	1.80%, 01/25/2018	3,038
1,500	2.00%, 08/15/2017 ‡	1,539
	Merrill Lynch & Co., Inc.
2,000	6.05%, 05/16/2016	2,225

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 55.1% - (continued)
Finance and Insurance - 34.2% - (continued)
	Securities and Commodity Contracts and Brokerage - 4.5% - (continued)
	Morgan Stanley
$1,000	1.60%, 04/25/2018 Δ	$1,000
1,935	1.75%, 02/25/2016	1,949
2,000	3.80%, 04/29/2016	2,128
	UBS AG Stamford CT
2,500	5.88%, 07/15/2016	2,807
		24,929
		190,380
Food Manufacturing - 0.3%
	Animal Slaughtering and Processing - 0.1%
	ConAgra Foods, Inc.
345	1.90%, 01/25/2018	352
	JBS USA LLC
483	11.63%, 05/01/2014	527
		879
	Sugar and Confectionery Product Manufacturing - 0.2%
	Wrigley Jr., William Co.
1,000	3.05%, 06/28/2013 ■	1,003

		1,882
Furniture and Related Product Manufacturing - 0.7%
	Household, Institution Furniture, Kitchen Cabinet - 0.7%
	Masco Corp.
1,450	4.80%, 06/15/2015	1,524
	Newell Rubbermaid, Inc.
2,000	2.00%, 06/15/2015	2,033
355	2.05%, 12/01/2017	358
		3,915
Health Care and Social Assistance - 2.5%
	Drugs and Druggists' Sundries Merchant Wholesalers - 0.1%
	Cardinal Health Inc.
370	1.70%, 03/15/2018	371

	General Medical and Surgical Hospitals - 0.0%
	Catholic Health Initiatives
195	1.60%, 11/01/2017	198

	Medical Equipment and Supplies Manufacturing - 0.3%
	Covidien International Finance S.A.
1,500	1.88%, 06/15/2013	1,503

	Pharmaceutical and Medicine Manufacturing - 1.9%
	AbbVie, Inc.
2,500	1.20%, 11/06/2015 ■	2,520
	Express Scripts, Inc.
4,000	2.10%, 02/12/2015	4,085
	GlaxoSmithKline Capital, Inc.
1,000	1.50%, 05/08/2017	1,020
	Mylan, Inc.
2,000	6.00%, 11/15/2018 ■	2,193
	Valeant Pharmaceuticals International
790	6.50%, 07/15/2016 ■	823
		10,641
	Scientific Research and Development Services - 0.2%
	Laboratory Corp. of America Holdings
1,411	2.20%, 08/23/2017	1,431

		14,144
Information - 2.1%
	Data Processing Services - 0.2%
	Affiliated Computer Services, Inc.
1,000	5.20%, 06/01/2015	1,071

	Satellite Telecommunications - 0.0%
	Inmarsat Finance plc
210	7.38%, 12/01/2017 ■	223

	Telecommunications - Other - 0.4%
	Vivendi S.A.
2,005	2.40%, 04/10/2015 ■	2,043

	Telecommunications - Wired Carriers - 1.0%
	AT&T, Inc.
1,500	2.40%, 08/15/2016	1,565
	British Telecommunications plc
505	2.00%, 06/22/2015	519
	Deutsche Telekom International Finance B.V.
2,000	3.13%, 04/11/2016 ■	2,120
	Videotron Ltee
1,195	9.13%, 04/15/2018	1,257
		5,461
	Telecommunications - Wireless Carriers - 0.2%
	America Movil S.A.B. de C.V.
1,200	2.38%, 09/08/2016	1,247

	Wireless Communications Services - 0.3%
	Verizon Communications, Inc.
1,500	0.89%, 03/28/2014 ‡Δ	1,506

		11,551
Machinery Manufacturing - 0.8%
	Agriculture, Construction, Mining and Machinery - 0.5%
	Case New Holland, Inc.
1,240	7.75%, 09/01/2013	1,263
	Ingersoll-Rand Global Holding Co.
1,385	6.00%, 08/15/2013	1,407
		2,670
	Commercial and Service Industry Machinery Manufacturing - 0.3%
	Xerox Corp.
1,960	1.68%, 09/13/2013 Δ	1,966

		4,636
Mining - 1.3%
	Metal Ore Mining - 1.0%
	Barrick Gold Corp.
835	2.50%, 05/01/2018 ■	839
	Freeport-McMoRan Copper & Gold, Inc.
1,015	2.38%, 03/15/2018 ■	1,022
	Rio Tinto Finance USA Ltd.
2,050	2.00%, 03/22/2017	2,104

The accompanying notes are an integral part of these financial statements.

9

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 55.1% - (continued)
Mining - 1.3% - (continued)
	Metal Ore Mining - 1.0% - (continued)
	Teck Resources Ltd.
$1,500	2.50%, 02/01/2018	$1,524
		5,489
	Nonmetallic Mineral Mining and Quarrying - 0.3%
	Vale Overseas Ltd.
1,720	6.25%, 01/23/2017	1,986

		7,475
Miscellaneous Manufacturing - 0.3%
	Aerospace Product and Parts Manufacturing - 0.3%
	Textron, Inc.
1,500	4.63%, 09/21/2016	1,638

Motor Vehicle and Parts Manufacturing - 0.7%
	Motor Vehicle Manufacturing - 0.7%
	Daimler Finance NA LLC
3,800	1.88%, 09/15/2014 - 01/11/2018 ■	3,848

Petroleum and Coal Products Manufacturing - 1.8%
	Oil and Gas Extraction - 0.9%
	Chesapeake Energy Corp.
660	9.50%, 02/15/2015	746
	Petrobras International Finance Co.
1,100	3.88%, 01/27/2016	1,155
1,000	6.13%, 10/06/2016	1,122
	Total Capital Canada Ltd.
685	1.45%, 01/15/2018	694
	Total Capital International S.A.
1,155	1.55%, 06/28/2017	1,178
		4,895
	Petroleum and Coal Products Manufacturing - 0.8%
	Hess Corp.
500	7.00%, 02/15/2014	523
	Schlumberger Norge AS
925	1.25%, 08/01/2017 ■	930
1,400	1.95%, 09/14/2016 ■	1,451
	Valero Energy Corp.
1,500	4.75%, 06/15/2013	1,508
		4,412
	Support Activities For Mining - 0.1%
	Transocean, Inc.
565	2.50%, 10/15/2017	576

		9,883
Pipeline Transportation - 0.2%
	Pipeline Transportation of Natural Gas - 0.2%
	Enterprise Products Operating LLC
235	1.25%, 08/13/2015	237
	Kinder Morgan Energy Partners L.P.
790	3.50%, 03/01/2016	844
		1,081
Primary Metal Manufacturing - 0.7%
	Iron and Steel Mills and Ferroalloy Manufacturing - 0.7%
	ArcelorMittal
1,380	4.25%, 02/25/2015 - 03/01/2016	1,429
1,228	5.38%, 06/01/2013	1,232
1,000	9.50%, 02/15/2015	1,129
		3,790
Real Estate, Rental and Leasing - 0.9%
	Automotive Equipment Rental and Leasing - 0.4%
	Enterprise Rent-a-Car Finance Corp.
1,050	1.40%, 04/15/2016 ■	1,057
	Ryder System, Inc.
1,070	3.15%, 03/02/2015	1,110
		2,167
	General Rental Centers - 0.1%
	ERAC USA Finance Co.
564	2.75%, 07/01/2013 ■	566

	Industrial Machinery and Equipment Rental and Leasing - 0.4%
	International Lease Finance Corp.
1,750	6.75%, 09/01/2016 ■	1,990

		4,723
Retail Trade - 1.3%
	Automotive Parts, Accessories and Tire Stores - 0.4%
	Turlock Corp.
2,000	1.50%, 11/02/2017 ■	2,012

	Grocery Stores - 0.3%
	Kroger (The) Co.
1,250	7.00%, 05/01/2018	1,534

	Other General Merchandise Stores - 0.4%
	Dollar General Corp.
2,000	1.88%, 04/15/2018	2,011

	Other Miscellaneous Store Retailers - 0.2%
	Amazon.com, Inc.
1,385	1.20%, 11/29/2017	1,383

		6,940
Truck Transportation - 0.4%
	Specialized Freight Trucking - 0.4%
	Penske Truck Leasing Co.
2,000	2.50%, 03/15/2016 ■	2,070
45	2.88%, 07/17/2018 ■	47
		2,117
Utilities - 0.7%
	Electric Generation, Transmission and Distribution - 0.7%
	American Electric Power Co., Inc.
500	1.65%, 12/15/2017	505
	Duke Energy Corp.
790	1.63%, 08/15/2017	801
	Pacific Gas & Electric Co.
2,295	6.25%, 12/01/2013 ‡	2,371
		3,677
Wholesale Trade - 0.8%
	Beer, Wine, Distilled Alcoholic Beverage Wholesalers - 0.3%
	SABMiller Holdings, Inc.
1,500	1.85%, 01/15/2015 ■	1,529

	Electrical Goods Wholesalers - 0.1%
	Arrow Electronics, Inc.
630	3.00%, 03/01/2018	645

The accompanying notes are an integral part of these financial statements.

10

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 55.1% - (continued)
Wholesale Trade - 0.8% - (continued)
	Machinery, Equipment and Supplies Wholesalers - 0.4%
	Pentair Finance S.A.
$2,265	1.35%, 12/01/2015	$2,273

		4,447
	Total corporate bonds
	(cost $298,862)	$306,482

MUNICIPAL BONDS - 0.9%
	General Obligations - 0.4%
	Illinois State GO
$2,200	4.96%, 03/01/2016	$2,399

	Miscellaneous - 0.5%
	Florida Hurricane Catastrophe Fund
2,775	1.30%, 07/01/2016	2,790

	Total municipal bonds
	(cost $5,146)	$5,189

SENIOR FLOATING RATE INTERESTS♦ - 18.6%
Accommodation and Food Services - 0.2%
	Traveler Accommodation - 0.2%
	Las Vegas Sands LLC, Extended Delayed Draw Term Loan
$209	2.70%, 11/23/2016	$209
	Las Vegas Sands LLC, Extended Term Loan
1,041	2.70%, 11/23/2016	1,042
		1,251
Administrative Waste Management and Remediation - 0.3%
	Business Support Services - 0.2%
	Trans Union LLC
1,221	4.25%, 02/08/2019	1,236

	Waste Treatment and Disposal - 0.1%
	ADS Waste Holdings, Inc.
559	4.25%, 10/09/2019	565

		1,801
Air Transportation - 0.5%
	Scheduled Air Transportation - 0.5%
	AWAS Finance Luxembourg S.A.
310	3.50%, 06/10/2016	312
	Delta Air Lines, Inc.
289	4.00%, 10/18/2018	292
	Delta Air Lines, Inc., Term Loan
1,538	4.25%, 04/20/2017	1,558
	United Airlines, Inc.
495	4.00%, 04/01/2019	500
		2,662
Apparel Manufacturing - 0.1%
	Apparel Knitting Mills - 0.1%
	PVH Corp.
515	3.25%, 02/13/2020	519

Arts, Entertainment and Recreation - 1.2%
	Amusement Parks and Arcades - 0.1%
	Cedar Fair L.P.
520	3.25%, 03/06/2020	525

	Cable and Other Subscription Programming - 0.0%
	CSC Holdings, Inc.
215	2.70%, 04/15/2020	215

	Gambling Industries - 0.3%
	Seminole (The) Tribe of Florida, Inc.
545	04/11/2020 ◊☼	548
	Station Casinos LLC
940	5.00%, 03/02/2020	951
		1,499
	Other Amusement and Recreation Industries - 0.3%
	ClubCorp Club Operations, Inc.
1,871	5.00%, 11/30/2016	1,904

	Radio and Television Broadcasting - 0.4%
	Cumulus Media, Inc.
2,057	4.50%, 09/17/2018	2,092
	Sinclair Television Group, Inc.
185	3.00%, 10/28/2016	186
		2,278
	Spectator Sports - 0.1%
	Penn National Gaming, Inc.
375	3.75%, 07/16/2018	379

		6,800
Beverage and Tobacco Product Manufacturing - 0.1%
	Beverage Manufacturing - 0.1%
	Constellation Brands, Inc.
470	04/25/2020 ◊☼	470

Chemical Manufacturing - 0.7%
	Basic Chemical Manufacturing - 0.5%
	Huntsman International LLC, Term Loan C
1,769	2.47%, 06/30/2016	1,774
	Pinnacle Operating Corp.
830	04/29/2020 ◊☼	833
		2,607
	Other Chemical and Preparations Manufacturing - 0.2%
	Cytec Industries, Inc.
38	09/20/2019 ◊	38
	DuPont Performance Coatings, Inc.
105	4.75%, 02/01/2020	107
	Ineos US Finance LLC
1,087	6.50%, 05/04/2018	1,099
	Monarch, Inc.
72	6.00%, 09/12/2019	73
		1,317
		3,924
Computer and Electronic Product Manufacturing - 0.4%
	Computer and Peripheral Equipment Manufacturing - 0.1%
	CDW LLC
475	04/30/2020 ◊☼	476

The accompanying notes are an integral part of these financial statements.

11

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 18.6% - (continued)
Computer and Electronic Product Manufacturing - 0.4% - (continued)
	Semiconductor, Electronic Components - 0.3%
	Freescale Semiconductor, Inc.
$1,750	5.00%, 03/01/2020	$1,774
	Spectrum Brands Holdings, Inc.
140	4.50%, 12/17/2019	142
		1,916
		2,392
Educational Services - 0.1%
	Educational Support Services - 0.1%
	Bright Horizons Family Solutions, Inc.
514	4.00%, 01/30/2020	518

Finance and Insurance - 1.2%
	Captive Auto Finance - 0.4%
	Chrysler Group LLC
2,208	6.00%, 05/24/2017	2,236

	Insurance Carriers - 0.4%
	Asurion LLC
2,105	4.50%, 05/24/2019	2,128

	Other Financial Investment Activities - 0.1%
	Nuveen Investments, Inc.
500	4.20%, 05/13/2017	506
	Ocwen Financial Corp.
350	5.00%, 02/15/2018	355
		861
	Securities, Commodities and Brokerage - 0.3%
	RPI Finance Trust
1,582	4.00%, 11/09/2018	1,592

		6,817
Food Manufacturing - 0.3%
	Fruits, Vegetable Preserving, Specialty Foods - 0.1%
	Dole Food Co., Inc.
490	04/25/2020 ◊☼	493

	Other Food Manufacturing - 0.2%
	H. J. Heinz Co.
1,380	03/27/2020 ◊☼	1,392

		1,885
Food Services - 0.4%
	Full-Service Restaurants - 0.2%
	ARAMARK Corp.
1,000	3.46%, 07/26/2016	1,011

	Limited-Service Eating Places - 0.2%
	Wendy's International, Inc.
871	4.51%, 05/15/2019	875

		1,886
Health Care and Social Assistance - 2.5%
	General Medical and Surgical Hospitals - 0.3%
	HCA, Inc., Tranche B-2 Term Loan
1,006	3.53%, 03/31/2017	1,006
	HCA, Inc., Tranche B-3 Term Loan
294	2.95%, 05/01/2018	294
	Health Management Associates, Inc.
194	3.50%, 11/16/2018	196
		1,496
	Health Care Services - 0.1%
	InVentiv Health, Inc., 1st Lien Consolidated Term Loan
150	7.50%, 08/04/2016	149
	InVentiv Health, Inc., Term Loan B2
465	7.75%, 05/15/2018	460
		609
	Medical and Diagnostic Laboratories - 0.2%
	American Renal Holdings, Inc.
1,280	4.50%, 08/20/2019	1,283

	Medical Equipment and Supplies Manufacturing - 0.4%
	Bausch & Lomb, Inc.
988	5.25%, 05/17/2019	998
	DJO Finance LLC
384	4.75%, 09/15/2017	390
	Hologic, Inc.
610	4.50%, 08/01/2019	619
		2,007
	Outpatient Care Centers - 0.0%
	DaVita, Inc.
304	4.00%, 11/01/2019	307

	Pharmaceutical and Medicine Manufacturing - 1.4%
	Alere, Inc.
1,729	4.25%, 06/30/2017	1,752
	Alkermes, Inc.
2,992	3.50%, 09/25/2019	2,996
	Immucor, Inc.
1,622	5.00%, 08/19/2018	1,644
	NBTY, Inc.
974	3.50%, 10/01/2017	984
	Warner Chilcott Corp., Term Loan B-1
218	4.25%, 03/15/2018	221
	Warner Chilcott Corp., Term Loan B-2
77	4.25%, 03/15/2018	78
	Warner Chilcott Corp., Term Loan B-3
171	4.25%, 03/15/2018	174
	Warner Chilcott plc
95	4.25%, 03/15/2018	96
		7,945
	Scientific Research and Development Services - 0.1%
	IMS Health, Inc.
242	3.75%, 09/01/2017	244
	Jazz Pharmaceuticals, Inc.
193	5.25%, 06/12/2018	195
		439
		14,086
Information - 4.4%
	Cable and Other Program Distribution - 1.5%
	Charter Communications Operating LLC
415	04/10/2020 ◊☼	414
1,416	4.00%, 05/15/2019	1,419

The accompanying notes are an integral part of these financial statements.

12

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 18.6% - (continued)
Information - 4.4% - (continued)
	Cable and Other Program Distribution - 1.5% - (continued)
	Mediacom Broadband LLC, Tranche F Term Loan
$1,305	4.50%, 10/23/2017	$1,312
	TWCC Holding, Corp.
1,356	3.50%, 02/13/2017	1,375
	UPC Financing Partnership
155	06/10/2021 ◊☼	155
	Virgin Media Finance plc
3,525	02/15/2020 ◊☼	3,527
		8,202
	Data Processing Services - 0.1%
	First Data Corp.
515	4.20%, 09/30/2018	513

	Satellite Telecommunications - 0.3%
	Telesat Canada
1,629	3.50%, 03/28/2019	1,641

	Software Publishers - 0.9%
	Emdeon, Inc.
1,587	3.75%, 11/02/2018	1,600
	Kronos, Inc.
1,047	4.50%, 10/30/2019	1,060
	Lawson Software, Inc.
898	5.25%, 04/05/2018	912
	MISYS plc
1,746	7.25%, 12/12/2018	1,775
		5,347
	Telecommunications - Other - 0.7%
	Integra Telecom, Inc.
220	6.00%, 02/22/2019	224
	Intelsat Jackson Holdings S.A.
2,208	4.50%, 04/02/2018	2,236
	Level 3 Financing, Inc.
402	4.75%, 08/01/2019	406
510	5.25%, 08/01/2019	517
	Nine Entertainment Group Ltd
385	3.50%, 02/05/2020	386
		3,769
	Telecommunications - Wireless Carriers - 0.7%
	Metro PCS Wireless, Inc., Tranche B-2 Term Loan
2,180	4.73%, 11/03/2016	2,180
	Syniverse Holdings, Inc.
1,520	5.00%, 04/23/2019	1,531
		3,711
	Wireless Communications Services - 0.2%
	Leap Wireless International, Inc.
865	4.75%, 03/01/2020	869
	Windstream Corp.
140	3.50%, 01/23/2020	140
		1,009
		24,192
Media - 0.4%
	Broadcasting - 0.4%
	Gray Television, Inc.
366	4.75%, 10/12/2019	371
	Univision Communications, Inc.
2,000	4.75%, 03/01/2020	2,019
		2,390
Mining - 0.4%
	Metal Ore Mining - 0.2%
	Fortescue Metals Group Ltd.
1,025	5.25%, 10/18/2017	1,043

	Mining and Quarrying Nonmetallic Mineral - 0.2%
	Arch Coal, Inc.
1,102	5.75%, 05/16/2018	1,116

		2,159
Miscellaneous Manufacturing - 0.4%
	Aerospace Product and Parts Manufacturing - 0.3%
	DigitalGlobe, Inc.
1,040	3.75%, 01/31/2020	1,051
	TransDigm Group, Inc.
453	3.75%, 02/28/2020	459
		1,510
	Miscellaneous Manufacturing - 0.1%
	Reynolds Group Holdings, Inc.
910	4.75%, 09/28/2018	925

		2,435
Motor Vehicle and Parts Manufacturing - 0.2%
	Motor Vehicle Parts Manufacturing - 0.2%
	Allison Transmission, Inc.
289	4.25%, 08/23/2019	292
	Tomkins LLC
995	3.75%, 09/29/2016	1,008
		1,300
Other Services - 0.2%
	Commercial/Industrial Machine and Equipment - 0.2%
	Rexnord LLC
884	3.75%, 04/01/2018	892

Petroleum and Coal Products Manufacturing - 0.5%
	Oil and Gas Extraction - 0.5%
	MEG Energy Corp.
1,746	3.75%, 03/31/2020	1,763
	Plains Exploration & Production Co.
481	4.00%, 11/30/2019	481
	Ruby Western Pipeline Holdings LLC
275	3.50%, 03/31/2020	278
	Samson Investment Co.
410	6.00%, 09/25/2018	415
		2,937
Pipeline Transportation - 0.1%
	Pipeline Transportation of Natural Gas - 0.1%
	EP Energy LLC
625	5.00%, 05/24/2018	628

Plastics and Rubber Products Manufacturing - 0.8%
	Plastics Product Manufacturing - 0.6%
	Berry Plastics Group, Inc.
3,150	3.50%, 02/10/2020	3,145

The accompanying notes are an integral part of these financial statements.

13

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS♦ - 18.6% - (continued)
Plastics and Rubber Products Manufacturing - 0.8% - (continued)
	Rubber Manufacturing - 0.2%
	Goodyear (The) Tire & Rubber Co.
$1,000	4.75%, 04/30/2019	$1,007

		4,152
Primary Metal Manufacturing - 0.5%
	Alumina and Aluminum Production and Processing - 0.5%
	Novelis, Inc.
2,885	3.75%, 03/10/2017	2,932

Professional, Scientific and Technical Services - 0.2%
	Professional, Scientific and Technical Service Other - 0.2%
	Getty Images, Inc.
938	4.75%, 10/18/2019	951

Real Estate, Rental and Leasing - 0.1%
	Activities Related To Real Estate - 0.0%
	Realogy Corp., Extended 1st Lien Term Loan B
170	4.01%, 03/05/2020	172

	Industrial Machinery, Equipment Rental and Leasing - 0.1%
	Delos Aircraft, Inc.
400	4.75%, 04/12/2016	402

		574
Retail Trade - 1.4%
	Building Material and Supplies Dealers - 0.1%
	American Builders & Contractors Supply Co.
235	3.50%, 04/05/2020	237

	Department Stores - 0.4%
	Neiman (The) Marcus Group, Inc.
2,425	4.00%, 05/16/2018	2,442

	Grocery Stores - 0.1%
	Supervalu, Inc.
375	6.25%, 03/21/2019	380

	Home Furnishing Stores - 0.3%
	Armstrong World Industries, Inc.
1,450	3.50%, 02/26/2020	1,458

	Other Miscellaneous Store Retailers - 0.3%
	Aramark Corp.
610	4.00%, 08/22/2019	617
	KAR Auction Services, Inc.
303	3.75%, 05/19/2017	307
	Rite Aid Corp.
845	4.00%, 02/21/2020	855
		1,779
	Specialty Food Stores - 0.1%
	Weight Watchers International, Inc.
715	3.75%, 04/02/2020	713

	Sporting Goods, Hobby and Musical Instrument Store - 0.1%
	Michaels Stores, Inc.
440	3.75%, 01/28/2020	444

		7,453
Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Yankee (The) Candle Co., Inc.
569	5.25%, 04/02/2019	571

Utilities - 0.9%
	Electric Generation, Transmission and Distribution - 0.9%
	AES Corp.
1,522	3.75%, 06/01/2018	1,545
	Calpine Corp.
1,219	4.00%, 10/09/2019	1,234
	Energy Transfer Equity L.P.
576	3.75%, 03/24/2017	578
	NRG Energy, Inc.
957	3.25%, 07/01/2018	968
	Star West Generation LLC
430	5.00%, 03/13/2020	438
	TPF Generation Holdings LLC, Letter of Credit
174	2.28%, 12/15/2013	174
		4,937
	Total senior floating rate interests
	(cost $102,270)	$103,514

U.S. GOVERNMENT AGENCIES - 11.3%
	FHLMC - 2.4%
$7,700	0.50%, 08/28/2015	$7,729
14,257	2.23%, 08/25/2018 ►	1,309
12,744	2.78%, 07/25/2021 ►	1,422
2,914	3.50%, 04/01/2027	3,110
		13,570
	FNMA - 8.5%
12,600	2.50%, 05/12/2028 ☼	13,175
16,000	3.00%, 05/15/2027 ☼	16,897
16,486	3.50%, 12/01/2026 - 05/15/2041 ☼	17,539
		47,611
	GNMA - 0.4%
1,157	5.00%, 08/20/2039	1,278
687	6.50%, 05/16/2031╦	788
		2,066
	Total U.S. government agencies
	(cost $62,374)	$63,247

	Total long-term investments
	(cost $581,872)	$591,783

The accompanying notes are an integral part of these financial statements.

14

Shares or Principal Amount			Market Value ╪
SHORT-TERM INVESTMENTS - 1.6%
Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 05/01/2013 in the amount of $345, collateralized by FHLB 1.93%, 2021, FHLMC 0.38%, 2013, FNMA 3.00%, 2028, value of $351)
$344	0.17%, 4/30/2013		$344
Bank of Montreal TriParty Repurchase
Agreement (maturing on 05/01/2013 in the
amount of $939, collateralized by FHLMC
3.50%, 2042, FNMA 0.80% - 2.13%, 2015
- 2018, U.S. Treasury Bond 11.25%, 2015,
U.S. Treasury Note 0.75%, 2013, value of
	$958)
939	0.15%, 4/30/2013		939
	Barclays Capital TriParty Repurchase Agreement (maturing on 05/01/2013 in the amount of $1,808, collateralized by U.S. Treasury Note 0.88% - 3.13%, 2017 - 2021, value of $1,844)
1,808	0.15%, 4/30/2013		1,808
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 05/01/2013 in the amount of $2,511, collateralized by U.S. Treasury Note 0.75% - 2.13%, 2015 - 2019, value of $2,561)
2,511	0.14%, 4/30/2013		2,511
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 05/01/2013 in the amount of $452, collateralized by FHLMC 3.00% - 5.50%, 2037 - 2043, FNMA 3.00%, 2043, value of $461)
452	0.17%, 4/30/2013		452
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 05/01/2013 in the amount of $1,530, collateralized by U.S. Treasury Note 1.00% - 2.25%, 2016 - 2022, value of $1,561)
1,530	0.14%, 4/30/2013		1,530
	TD Securities TriParty Repurchase Agreement (maturing on 05/01/2013 in the amount of $1,076, collateralized by U.S. Treasury Note 0.25% - 1.88%, 2014 - 2019, value of $1,097)
1,076	0.17%, 4/30/2013		1,076
	UBS Securities, Inc. Repurchase Agreement (maturing on 05/01/2013 in the amount of $19, collateralized by U.S. Treasury Note 3.88%, 2018, value of $20)
19	0.13%, 4/30/2013		19
			8,679
	Total short-term investments
	(cost $8,679)		$8,679

	Total investments
	(cost $590,551) ▲	107.9%	$600,462
	Other assets and liabilities	(7.9)%	(43,946)
	Total net assets	100.0%	$556,516

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At April 30, 2013, the cost of securities for federal income tax purposes was $590,625 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$11,363
Unrealized Depreciation	(1,526)
Net Unrealized Appreciation	$9,837

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At April 30, 2013, the aggregate value of these securities was $2,000, which represents 0.4% of total net assets.

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2013, the aggregate value of these securities was $143,334, which represents 25.8% of total net assets.

The accompanying notes are an integral part of these financial statements.

15

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at April 30, 2013.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $46,842 at April 30, 2013.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2013.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

Futures Contracts Outstanding at April 30, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	21	06/19/2013	$2,768	$2,801	$33
Short position contracts:
Euro-BUND Future	37	06/06/2013	$7,011	$7,143	$(132)
U.S. Treasury 5-Year Note Future	208	06/28/2013	25,772	25,925	(153)
					$(285)
					$(252)

* The number of contracts does not omit 000's.

Cash of $198 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at April 30, 2013.

Foreign Currency Contracts Outstanding at April 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
EUR	Sell	05/01/2013	JPM	$4	$4	$–

Interest Rate Swap Contracts Outstanding at April 30, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BOA	3M CAD BA CDOR	1.58% Fixed	CAD	6,000	04/29/18	$–	$–	$–
JPM	0.90% Fixed	6M LIBOR GBP	GBP	4,000	04/29/18	–	–	–
						$–	$–	$–

* Notional shown in U.S. dollars unless otherwise noted.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

16

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
CAD	Canadian Dollar
EUR	EURO
GBP	British Pound

Municipal Bond Abbreviations:
GO	General Obligation

Other Abbreviations:
CAD BA CDOR	Canadian Bankers Acceptance Dealer Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

17

2.	The following replaces in its entirety the Schedule of Investments appearing under the heading “Schedule of Investments, April 30, 2013 (Unaudited)” starting on page 6 of the Semi-Annual Report for The Hartford Strategic Income Fund.

The Hartford Strategic Income Fund
Schedule of Investments
April 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 19.0%
	Finance and Insurance - 19.0%
	Asset Backed Funding Certificates
$1,353	0.42%, 01/25/2037 Δ	$781
	Banc of America Commercial Mortgage, Inc.
1,885	5.17%, 11/10/2042 Δ	2,013
945	5.19%, 09/10/2047 ‡Δ	1,037
830	5.63%, 07/10/2046 Δ	933
	Banc of America Mortgage Securities
550	3.13%, 09/25/2035 Δ	510
	BB-UBS Trust
430	3.43%, 11/05/2036 ■	441
	BCAP LLC Trust
970	0.37%, 01/25/2037 Δ	738
933	0.38%, 03/25/2037 Δ	781
	Bear Stearns Adjustable Rate Mortgage Trust
1,248	2.47%, 10/25/2035 Δ	1,212
	Bear Stearns Alt-A Trust
464	0.58%, 05/25/2036 Δ	295
	Bear Stearns Commercial Mortgage Securities, Inc.
174	4.93%, 02/13/2042	186
1,085	5.15%, 10/12/2042 ‡Δ	1,187
345	5.41%, 12/11/2040	380
286	5.54%, 10/12/2041 ‡	323
825	5.58%, 04/12/2038 ‡Δ	920
	Citigroup Commercial Mortgage Trust, Inc.
1,467	0.55%, 03/25/2037 Δ	786
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,650	5.32%, 12/11/2049 ‡	1,879
545	5.89%, 11/15/2044 ‡	637
	Commercial Mortgage Loan Trust
1,320	6.00%, 12/10/2049 Δ	1,557
	Commercial Mortgage Pass-Through Certificates
430	2.77%, 12/10/2045 ‡	439
900	3.15%, 08/15/2045	950
3,320	4.34%, 12/10/2045 ■‡Δ	2,511
570	4.75%, 11/15/2045 ■	475
1,480	4.77%, 11/15/2045 ■‡Δ	1,478
125	5.02%, 08/15/2022 ■	128
300	5.94%, 06/10/2046 Δ	339
	Commercial Mortgage Trust
705	3.21%, 04/10/2023 ‡	740
475	3.42%, 03/10/2031 ■	499
	Countrywide Alternative Loan Trust
850	0.52%, 11/25/2035 Δ	664
	Countrywide Home Loans, Inc.
1,549	3.08%, 09/25/2047 Δ	1,295
	CS First Boston Mortgage Securities Corp.
2,225	4.83%, 04/15/2037 ‡	2,359
	CW Capital Cobalt Ltd.
1,065	5.22%, 08/15/2048	1,188
	First Franklin Mortgage Loan Trust
1,805	0.44%, 04/25/2036 Δ	1,095
	First Horizon Alternative Mortgage Securities
2,502	2.33%, 04/25/2036 Δ	2,035
2,542	2.36%, 09/25/2035 Δ	2,259
	First Horizon Mortgage Pass-through Trust
201	2.52%, 08/25/2037 Δ	168
	GE Commercial Mortgage Corp. Trust
1,100	5.47%, 03/10/2044 Δ	1,217
	GMAC Commercial Mortgage Securities, Inc.
220	5.24%, 11/10/2045 Δ	238
	GMAC Mortgage Corp. Loan Trust
1,435	3.70%, 09/19/2035 Δ	1,385
181	3.87%, 04/19/2036 Δ	158
	Goldman Sachs Mortgage Securities Corp. II
570	2.95%, 11/05/2034 ■╦	580
255	3.38%, 05/10/2045	274
195	4.75%, 07/10/2039	207
	Goldman Sachs Mortgage Securities Trust
765	2.77%, 11/10/2045 ╦	778
650	3.55%, 04/10/2034 ■	697
2,520	4.86%, 11/10/2045 ■Δ	2,544
1,765	5.00%, 05/10/2045 ■Δ	1,487
	Greenwich Capital Commercial Funding Corp.
1,750	5.44%, 03/10/2039 Δ	2,000
1,175	5.74%, 12/10/2049	1,369
1,550	6.06%, 07/10/2038 Δ	1,755
	GSAA Home Equity Trust
2,141	0.27%, 12/25/2046 - 03/25/2047 Δ	1,248
4,262	0.28%, 02/25/2037 Δ	2,344
670	0.29%, 12/25/2036 Δ	371
1,203	0.30%, 03/25/2037 Δ	642
533	0.36%, 07/25/2036 Δ	285
1,203	0.37%, 03/25/2047 Δ	622
348	0.43%, 04/25/2047 Δ	220
	GSAMP Trust
2,638	0.29%, 01/25/2037 Δ	1,484
404	0.30%, 12/25/2046 Δ	220
717	0.40%, 11/25/2036 Δ	409
1,308	0.43%, 12/25/2046 Δ	728
	GSR Mortgage Loan Trust
1,724	2.78%, 01/25/2036 Δ	1,479
1,613	2.82%, 04/25/2035 Δ	1,508
197	2.95%, 10/25/2035 Δ	175
	Harborview Mortgage Loan Trust
1,399	0.39%, 01/19/2038 Δ	1,151
1,782	0.42%, 05/19/2047 Δ	882
1,043	0.56%, 09/19/2035 Δ	834
	Home Equity Loan Trust
781	2.87%, 11/25/2035 Δ	702
	Impac Commercial Mortgage Backed Trust
141	1.70%, 02/25/2036 Δ	132
	Impac Secured Assets Trust
2,568	0.48%, 08/25/2036 Δ	1,755
	IndyMac Index Mortgage Loan Trust
407	0.49%, 01/25/2036 Δ	265
2,018	0.60%, 07/25/2046 Δ	1,031
1,078	2.68%, 03/25/2036 Δ	809
160	2.91%, 12/25/2036 Δ	135
	JP Morgan Chase Commercial Mortgage Securities Corp.
471	2.75%, 10/15/2045 ■	307

The accompanying notes are an integral part of these financial statements.

6

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 19.0% - (continued)
	Finance and Insurance - 19.0% - (continued)
	JP Morgan Chase Commercial Mortgage Securities Corp. - (continued)
$1,400	2.83%, 10/15/2045	$1,429
1,430	2.84%, 12/15/2047 ╦	1,459
450	3.91%, 05/05/2030 ■Δ	489
1,810	4.67%, 10/15/2045 ■Δ	1,783
1,325	5.20%, 12/15/2044 ╦Δ	1,453
932	5.30%, 01/12/2043 Δ	1,023
300	5.31%, 08/15/2046 ■Δ	322
1,755	5.34%, 08/12/2037	1,881
810	5.71%, 02/12/2049 Δ	937
1,060	6.07%, 02/12/2051	1,176
	JP Morgan Mortgage Trust
648	3.02%, 08/25/2036 Δ	549
530	3.10%, 09/25/2035 Δ	512
2,451	4.13%, 05/25/2036 Δ	2,232
	LB-UBS Commercial Mortgage Trust
970	4.74%, 07/15/2030 Δ	1,035
1,075	4.95%, 09/15/2030	1,158
945	5.20%, 11/15/2030 Δ	1,027
1,085	5.43%, 02/15/2040	1,234
1,107	5.87%, 09/15/2045 ☼	1,278
200	5.87%, 06/15/2038 Δ	227
1,200	6.15%, 04/15/2041 Δ	1,445
	Lehman XS Trust
682	0.41%, 07/25/2046 Δ	513
	Merrill Lynch Mortgage Investors Trust
508	2.88%, 07/25/2035 Δ	428
290	4.75%, 06/12/2043	309
98	5.29%, 01/12/2044 Δ	107
	Morgan Stanley ABS Capital I
2,194	0.26%, 12/25/2036 Δ	1,207
	Morgan Stanley Capital I
1,150	4.99%, 08/13/2042	1,239
470	5.68%, 10/15/2042 Δ	522
900	5.69%, 04/15/2049 ╦Δ	1,035
	Morgan Stanley Capital I Trust
610	5.16%, 10/12/2052 Δ	667
	Morgan Stanley Mortgage Loan Trust
2,047	0.37%, 05/25/2036 - 11/25/2036 Δ	1,035
	Option One Mortgage Loan Trust
216	0.45%, 03/25/2037 Δ	109
	Residential Accredit Loans, Inc.
1,684	2.99%, 11/25/2037 Δ	940
2,268	4.24%, 04/25/2035 Δ	1,981
	Residential Asset Securitization Trust
1,067	0.65%, 03/25/2035 Δ	820
	RFMSI Trust
168	3.22%, 04/25/2037 Δ	145
	Sequoia Mortgage Trust
329	0.47%, 01/20/2035 Δ	307
90	2.60%, 07/20/2037 Δ	74
	Soundview Home Equity Loan Trust, Inc.
3,766	0.44%, 07/25/2036 Δ	2,117
2,480	1.30%, 09/25/2037 Δ	1,596
	Structured Adjustable Rate Mortgage Loan Trust
2,680	2.53%, 02/25/2036 Δ	2,154
	Structured Asset Mortgage Investments Trust
788	0.42%, 05/25/2046 Δ	457
	UBS-Barclays Commercial Mortgage Trust
810	2.97%, 02/10/2023	818
1,425	3.18%, 03/10/2046 Δ	1,492
1,015	3.53%, 05/10/2063	1,093
	Wachovia Bank Commercial Mortgage Trust
525	4.94%, 04/15/2042	561
809	5.24%, 10/15/2044 ‡Δ	882
209	5.42%, 01/15/2045 Δ	229
	Wells Fargo Alternative Loan Trust
350	6.25%, 11/25/2037	337
	Wells Fargo Commercial Mortgage Trust
1,374	2.92%, 10/15/2045 ‡	1,411
270	4.78%, 10/15/2045 ■Δ	269
	Wells Fargo Mortgage Backed Securities Trust
1,880	2.72%, 04/25/2036 Δ	1,771
610	3.04%, 09/25/2036 Δ	538
230	5.15%, 10/25/2035 Δ	228
	WF-RBS Commercial Mortgage Trust
8,569	2.67%, 11/15/2044 ■►	1,011
795	2.88%, 12/15/2045 ‡	814
1,700	3.07%, 03/15/2045	1,765
535	3.20%, 03/15/2048	561
550	4.19%, 03/15/2045 ■Δ	433
2,661	4.46%, 12/15/2045 ■Δ	2,123
3,565	4.80%, 11/15/2045 ■Δ	3,287
290	4.87%, 02/15/2044 ■‡	341
445	4.90%, 06/15/2044 ■‡	525
635	5.00%, 06/15/2044 ■	552
710	5.56%, 04/15/2045 ■Δ	762
		131,859

	Total asset & commercial mortgage backed securities
	(cost $123,544)	$131,859

CORPORATE BONDS - 19.0%
	Accommodation and Food Services - 0.4%
	Caesars Operating Escrow
$500	9.00%, 02/15/2020 ■	$492
	Choice Hotels International, Inc.
621	5.75%, 07/01/2022	696
	Wynn Las Vegas LLC
1,135	7.75%, 08/15/2020	1,300
		2,488
	Administrative Waste Management and Remediation - 0.2%
	Casella Waste Systems, Inc.
140	7.75%, 02/15/2019	135
	Clean Harbors, Inc.
60	5.13%, 06/01/2021 ■	63
191	5.25%, 08/01/2020	202
	Equinix, Inc.
50	4.88%, 04/01/2020	52
305	5.38%, 04/01/2023	320

The accompanying notes are an integral part of these financial statements.

7

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 19.0% - (continued)
		Administrative Waste Management and Remediation - 0.2% - (continued)
		Iron Mountain, Inc.
	$140	5.75%, 08/15/2024	$144
	240	7.75%, 10/01/2019	271
			1,187
		Agriculture, Forestry, Fishing and Hunting - 0.0%
		Ainsworth Lumber Ltd.
	90	7.50%, 12/15/2017 ■	98

		Apparel Manufacturing - 0.1%
		Hanesbrands, Inc.
	480	6.38%, 12/15/2020	531
		Phillips Van-Heusen Corp.
	270	7.38%, 05/15/2020	303
		PVH Corp.
	160	4.50%, 12/15/2022	165
			999
		Arts, Entertainment and Recreation - 1.3%
		AMC Entertainment, Inc.
	131	8.75%, 06/01/2019	144
	195	9.75%, 12/01/2020	227
		Carlson Wagonlit B.V.
	200	6.88%, 06/15/2019 ■	212
		CCO Holdings LLC
	2,505	5.25%, 09/30/2022 ‡	2,552
	270	5.75%, 01/15/2024 ☼	281
		Cedar Fair L.P.
	150	5.25%, 03/15/2021 ■	153
		Cinemark USA, Inc.
	30	5.13%, 12/15/2022 ■	31
		Emdeon, Inc.
	355	11.00%, 12/31/2019	414
		Fidelity National Information Services, Inc.
	750	5.00%, 03/15/2022	827
		Great Canadian Gaming Co.
CAD	120	6.63%, 07/25/2022 ■	125
		Greektown Superholdings, Inc.
	380	13.00%, 07/01/2015	408
		Isle of Capri Casinos, Inc.
	361	8.88%, 06/15/2020	397
		Liberty Media Corp.
	650	8.50%, 07/15/2029	734
		NAI Entertainment Holdings LLC
	267	8.25%, 12/15/2017 ■	290
		National CineMedia LLC
	75	6.00%, 04/15/2022	82
		NBC Universal Enterprise
	440	5.25%, 12/19/2049 ■	444
		NCR Corp.
	565	4.63%, 02/15/2021 ■	565
	60	5.00%, 07/15/2022 ■	61
		Regal Entertainment Group
	72	5.75%, 02/01/2025	73
		Sirius XM Radio, Inc.
	115	5.25%, 08/15/2022 ■	119
		Starz Financial Corp
	120	5.00%, 09/15/2019	125
		Univision Communications, Inc.
	310	6.75%, 09/15/2022 ■	344
		Videotron Ltee
	557	5.00%, 07/15/2022	574
			9,182
		Beverage and Tobacco Product Manufacturing - 0.2%
		Constellation Brands, Inc.
	120	4.25%, 05/01/2023 ☼	120
	740	6.00%, 05/01/2022	854
	415	7.25%, 05/15/2017	483
			1,457
		Chemical Manufacturing - 0.3%
		Ashland, Inc.
	235	4.75%, 08/15/2022 ■	246
		Ferro Corp.
	180	7.88%, 08/15/2018	189
		Hexion Specialty Chemicals
	265	8.88%, 02/01/2018	281
		Hexion U.S. Finance Corp.
	125	6.63%, 04/15/2020	130
		Ineos Group Holdings plc
	505	8.50%, 02/15/2016 ■	513
		LyondellBasell Industries N.V.
	300	6.00%, 11/15/2021	364
			1,723
		Computer and Electronic Product Manufacturing - 0.5%
		CDW Escrow Corp.
	800	8.50%, 04/01/2019	897
		Esterline Technologies Corp.
	530	7.00%, 08/01/2020	586
		Freescale Semiconductor, Inc.
	135	8.05%, 02/01/2020	145
		Jabil Circuit, Inc.
	180	4.70%, 09/15/2022	183
		Micron Technology, Inc.
	100	1.63%, 02/15/2033 ۞■	113
	83	2.13%, 02/15/2033 ۞■	93
		ON Semiconductor Corp.
	87	2.63%, 12/15/2026 ۞	99
		Seagate HDD Cayman
	725	6.88%, 05/01/2020	787
	490	7.00%, 11/01/2021	540
			3,443
		Construction - 0.3%
		K Hovnanian Enterprises, Inc.
	486	9.13%, 11/15/2020 ■	552
		KB Home
	181	1.38%, 02/01/2019 ۞	210
	371	7.50%, 09/15/2022	423
		Lennar Corp.
	475	4.75%, 12/15/2017	503
	200	4.75%, 11/15/2022 ■	201
		Pulte Homes, Inc.
	90	6.38%, 05/15/2033	91
		Ryland Group, Inc.
	255	5.38%, 10/01/2022	265
			2,245

The accompanying notes are an integral part of these financial statements.

8

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 19.0% - (continued)
		Fabricated Metal Product Manufacturing - 0.3%
		Anixter International, Inc.
	$105	5.63%, 05/01/2019	$112
		Ball Corp.
	230	5.00%, 03/15/2022	244
	640	6.75%, 09/15/2020	706
		Crown Americas, Inc.
	175	4.50%, 01/15/2023 ■	179
		Masco Corp.
	520	5.95%, 03/15/2022	589
		Ply Gem Industries, Inc.
	130	9.38%, 04/15/2017	144
			1,974
		Finance and Insurance - 3.3%
		Ally Financial, Inc.
	495	5.50%, 02/15/2017	540
		CIT Group, Inc.
	1,222	5.50%, 02/15/2019 ■‡	1,378
		Community Choice Financial, Inc.
	300	10.75%, 05/01/2019	292
		Credit Acceptance Corp.
	471	9.13%, 02/01/2017	513
		DuPont Fabros Technology L.P.
	260	8.50%, 12/15/2017	280
		Felcor Lodging L.P.
	130	5.63%, 03/01/2023 ■	135
		Fibria Overseas Finance Ltd.
	830	6.75%, 03/03/2021 ■	927
		Host Hotels & Resorts L.P.
	700	6.00%, 11/01/2020	783
		Ineos Finance plc
	481	8.38%, 02/15/2019 ■	542
	300	9.00%, 05/15/2015 ■	314
		ING US, Inc.
	591	5.50%, 07/15/2022 ■	672
		Ladder Capital Finance Holdings LLC
	836	7.38%, 10/01/2017 ■	868
		Lloyds Banking Group plc
	520	6.50%, 09/14/2020 ■	594
	1,000	7.88%, 11/01/2020 ■	1,092
		Mapfre S.A.
EUR	1,450	5.92%, 07/24/2037	1,783
		Minerva Luxembourg S.A.
	560	7.75%, 01/31/2023 ■	598
		National Money Mart Co.
	230	10.38%, 12/15/2016	248
		Nationstar Mortgage LLC
	310	7.88%, 10/01/2020 ■	347
		Natixis
	4,900	0.53%, 01/15/2019 Δ	4,729
		Nuveen Investments, Inc.
	160	9.13%, 10/15/2017 ■	171
	351	9.50%, 10/15/2020 ■	378
		Provident Funding Associates L.P.
	571	10.25%, 04/15/2017 ■	638
		Royal Bank of Scotland plc
	1,480	6.13%, 12/15/2022	1,592
		SLM Corp.
	100	6.00%, 01/25/2017	108
	545	6.25%, 01/25/2016	593
	840	8.45%, 06/15/2018	986
		Softbank Corp.
	605	4.50%, 04/15/2020 ■	627
		TitleMax, Inc.
	460	13.25%, 07/15/2015	501
		UBS AG Stamford CT
	515	7.63%, 08/17/2022	597
			22,826
		Food Manufacturing - 0.0%
		Pinnacle Foods Finance LLC
	250	4.88%, 05/01/2021 ■	257

		Food Services - 0.1%
		ARAMARK Corp.
	335	5.75%, 03/15/2020 ■	351

		Furniture and Related Product Manufacturing - 0.0%
		Tempur-Pedic International, Inc.
	40	6.88%, 12/15/2020 ■	44

		Health Care and Social Assistance - 1.3%
		Alere, Inc.
	485	9.00%, 05/15/2016	509
		Biomet, Inc.
	425	6.50%, 08/01/2020 - 10/01/2020 ■	450
		BioScrip, Inc.
	305	10.25%, 10/01/2015	322
		Community Health Systems, Inc.
	1,371	5.13%, 08/15/2018 ‡	1,467
	265	7.13%, 07/15/2020	296
		Exelixis, Inc.
	110	4.25%, 08/15/2019 ۞	115
		Fresenius Medical Care U.S. Finance II, Inc.
	340	5.63%, 07/31/2019 ■	380
	250	9.00%, 07/15/2015 ■	288
		HCA, Inc.
	360	4.75%, 05/01/2023	375
	260	5.88%, 05/01/2023	283
	340	6.25%, 02/15/2021	372
	800	6.50%, 02/15/2020	924
	905	7.50%, 11/15/2095 ‡	840
	1,225	8.50%, 04/15/2019	1,351
		Health Management Associates, Inc.
	155	7.38%, 01/15/2020	172
		Hologic, Inc.
	275	2.00%, 03/01/2042 ۞	280
	65	6.25%, 08/01/2020	70
		Radiation Therapy Services, Inc.
	86	8.88%, 01/15/2017	82
		Savient Pharmaceuticals, Inc.
	350	4.75%, 02/01/2018 ۞	84
		Tenet Healthcare Corp.
	85	4.50%, 04/01/2021 ■	87
			8,747

The accompanying notes are an integral part of these financial statements.

9

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 19.0% - (continued)
	Information - 3.1%
	Altice Financing S.A.
$330	7.88%, 12/15/2019 ■	$365
	Audatex North America, Inc.
605	6.75%, 06/15/2018 ■	651
	Brocade Communications Systems, Inc.
475	4.63%, 01/15/2023 ■	467
	CSC Holdings LLC
305	7.63%, 07/15/2018	358
	DISH DBS Corp.
140	5.00%, 03/15/2023 ■	136
2,250	5.88%, 07/15/2022 ‡	2,295
835	6.75%, 06/01/2021	902
425	7.88%, 09/01/2019	484
	First Data Corp.
410	6.75%, 11/01/2020 ■	440
595	8.25%, 01/15/2021 ■	632
	Harron Communications L.P.
185	9.13%, 04/01/2020 ■	210
	Hughes Satellite Systems Corp.
630	6.50%, 06/15/2019	701
	Intelsat Jackson Holdings S.A.
280	6.63%, 12/15/2022 ■	303
250	7.50%, 04/01/2021	282
	Intelsat Luxembourg S.A.
60	6.75%, 06/01/2018 ■	63
560	7.75%, 06/01/2021 ■	591
	InterActiveCorp
130	4.75%, 12/15/2022 ■	131
	Lawson Software, Inc.
147	9.38%, 04/01/2019	168
	Level 3 Communications, Inc.
105	8.88%, 06/01/2019 ■	116
	Level 3 Escrow, Inc.
75	8.13%, 07/01/2019	83
	Level 3 Financing, Inc.
527	10.00%, 02/01/2018	580
	MetroPCS Wireless, Inc.
640	7.88%, 09/01/2018	705
	Netflix, Inc.
255	5.38%, 02/01/2021 ■	263
	NII Capital Corp.
240	7.63%, 04/01/2021	212
	NII International Telecom Sarl
55	11.38%, 08/15/2019 ■	63
	SBA Communications Corp.
265	5.63%, 10/01/2019 ■	279
	SBA Telecommunications, Inc.
180	5.75%, 07/15/2020 ■	192
	SBA Tower Trust
1,355	3.60%, 04/16/2043 ■	1,355
	Softbrands, Inc.
103	11.50%, 07/15/2018	121
	Sprint Nextel Corp.
799	7.00%, 03/01/2020 ■	909
451	9.00%, 11/15/2018 ■	555
	Syniverse Holdings, Inc.
480	9.13%, 01/15/2019	532
	TW Telecom Holdings, Inc.
130	5.38%, 10/01/2022	136
	Unitymedia Hessen GmbH & Co.
330	5.50%, 01/15/2023 ■	341
490	7.50%, 03/15/2019 ■	538
	UPCB Finance III Ltd.
1,125	6.63%, 07/01/2020 ■	1,223
	Vimpelcom Holdings
1,285	5.95%, 02/13/2023 ■	1,304
	Wind Acquisition Finance S.A.
720	7.25%, 02/15/2018 ■	757
	Windstream Corp.
125	6.38%, 08/01/2023	129
1,515	7.75%, 10/15/2020	1,663
225	7.88%, 11/01/2017	263
	Zayo Group LLC
10	8.13%, 01/01/2020	11
5	10.13%, 07/01/2020	6
		21,515
	Machinery Manufacturing - 0.3%
	Case New Holland, Inc.
1,700	7.88%, 12/01/2017 ‡	2,023
	Gibraltar Industries, Inc.
65	6.25%, 02/01/2021 ■	70
	Weekley Homes LLC
35	6.00%, 02/01/2023 ■	36
		2,129
	Media - 0.1%
	Gray Television, Inc.
425	7.50%, 10/01/2020	461

	Mining - 0.6%
	American Rock Salt Co. LLC
81	8.25%, 05/01/2018 ■	78
	Consol Energy, Inc.
130	8.00%, 04/01/2017	141
	FMG Resources Pty Ltd.
980	6.00%, 04/01/2017 ■	1,019
	Peabody Energy Corp.
575	6.25%, 11/15/2021	613
855	6.50%, 09/15/2020	932
900	7.38%, 11/01/2016	1,031
	Vulcan Materials Co.
60	7.15%, 11/30/2037	62
100	7.50%, 06/15/2021	118
		3,994
	Miscellaneous Manufacturing - 0.4%
	BE Aerospace, Inc.
1,525	5.25%, 04/01/2022	1,624
	Bombardier, Inc.
300	7.75%, 03/15/2020 ■	355
	DigitalGlobe, Inc.
250	5.25%, 02/01/2021 ■	253
	Owens-Brockway Glass Container, Inc.
35	7.38%, 05/15/2016	40

The accompanying notes are an integral part of these financial statements.

10

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 19.0% - (continued)
	Miscellaneous Manufacturing - 0.4% - (continued)
	TransDigm Group, Inc.
$490	7.75%, 12/15/2018	$543
		2,815
	Motor Vehicle and Parts Manufacturing - 0.3%
	Meritor, Inc.
350	10.63%, 03/15/2018	386
	Tenneco, Inc.
645	6.88%, 12/15/2020	712
	TRW Automotive, Inc.
950	7.25%, 03/15/2017 ■	1,098
		2,196
	Nonmetallic Mineral Product Manufacturing - 0.4%
	Ardagh Packaging Finance plc
275	7.38%, 10/15/2017 ■	303
200	9.13%, 10/15/2020 ■	226
	Cemex S.A.B. de C.V.
105	3.75%, 03/15/2018	138
	Grupo Cementos Chihuahua
1,180	8.13%, 02/08/2020 ■	1,254
	Silgan Holdings, Inc.
730	5.00%, 04/01/2020	759
		2,680
	Other Services - 0.1%
	Service Corp. International
530	4.50%, 11/15/2020	541

	Paper Manufacturing - 0.3%
	Boise Cascade LLC
90	6.38%, 11/01/2020 ■	96
	Cascades, Inc.
275	7.88%, 01/15/2020	297
	Clearwater Paper Corp.
120	4.50%, 02/01/2023 ■	120
	P.H. Glatfelter Co.
420	5.38%, 10/15/2020	443
	Rock-Tenn Co.
40	3.50%, 03/01/2020	42
300	4.00%, 03/01/2023	312
	Smurfit Kappa Acquisitions
410	4.88%, 09/15/2018 ■	425
		1,735
	Petroleum and Coal Products Manufacturing - 1.1%
	Antero Resources Finance Corp.
320	7.25%, 08/01/2019	347
	Chesapeake Energy Corp.
521	2.50%, 05/15/2037 ۞	503
	Continental Resources, Inc.
360	5.00%, 09/15/2022	392
	Denbury Resources, Inc.
435	4.63%, 07/15/2023	439
	EDC Finance Ltd.
1,115	4.88%, 04/17/2020 ■	1,125
	Endeavour International Corp.
300	12.00%, 03/01/2018	284
	EPE Holding/EP Energy Bond
120	8.13%, 12/15/2017 ■Þ	124
	Everest Acquisition LLC
165	6.88%, 05/01/2019	181
373	9.38%, 05/01/2020	435
	Ferrellgas Partners L.P.
90	6.50%, 05/01/2021	95
	Harvest Operations Corp.
81	6.88%, 10/01/2017	91
	Hornbeck Offshore Services, Inc.
75	5.88%, 04/01/2020	79
	MEG Energy Corp.
305	6.38%, 01/30/2023 ■	322
	Newfield Exploration Co.
625	5.75%, 01/30/2022	691
600	6.88%, 02/01/2020	654
	Range Resources Corp.
250	5.75%, 06/01/2021	273
550	6.75%, 08/01/2020	610
	Rosetta Resources, Inc.
160	5.63%, 05/01/2021 ☼	167
305	9.50%, 04/15/2018	338
	Seadrill Ltd.
640	5.63%, 09/15/2017 ■	654
		7,804
	Pipeline Transportation - 0.7%
	El Paso Corp.
520	7.00%, 06/15/2017	598
630	7.80%, 08/01/2031	713
	Energy Transfer Equity L.P.
1,250	7.50%, 10/15/2020	1,463
	Kinder Morgan Finance Co.
1,615	6.00%, 01/15/2018 ■╦	1,794
	MarkWest Energy Partners L.P.
170	5.50%, 02/15/2023	187
182	6.25%, 06/15/2022	202
		4,957
	Plastics and Rubber Products Manufacturing - 0.1%
	Associated Materials LLC
10	9.13%, 11/01/2017	11
75	9.13%, 11/01/2017 ■☼	81
	Continental Rubber of America Corp.
445	4.50%, 09/15/2019 ■	462
	Nortek, Inc.
125	8.50%, 04/15/2021	140
110	8.50%, 04/15/2021 ■	122
		816
	Printing and Related Support Activities - 0.2%
	Deluxe Corp.
185	6.00%, 11/15/2020 ■	192
465	7.00%, 03/15/2019	509
	Quebecor Media, Inc.
60	5.75%, 01/15/2023 ■	63
	Valassis Communications, Inc.
690	6.63%, 02/01/2021	732
		1,496
	Professional, Scientific and Technical Services - 0.2%
	Flextronics International Ltd.
115	4.63%, 02/15/2020 ■	118
170	5.00%, 02/15/2023 ■	173
	Lamar Media Corp.
405	5.88%, 02/01/2022	443

The accompanying notes are an integral part of these financial statements.

11

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
CORPORATE BONDS - 19.0% - (continued)
		Professional, Scientific and Technical Services - 0.2% - (continued)
		Lender Processing Services, Inc.
	$205	5.75%, 04/15/2023	$219
		SunGard Data Systems, Inc.
	475	7.38%, 11/15/2018	513
	155	7.63%, 11/15/2020	171
			1,637
		Real Estate, Rental and Leasing - 1.0%
		Air Lease Corp.
	395	4.50%, 01/15/2016	411
	755	6.13%, 04/01/2017	827
		CBRE Services, Inc.
	575	5.00%, 03/15/2023	589
		Hertz Global Holdings, Inc.
	135	5.88%, 10/15/2020	147
	85	6.25%, 10/15/2022	95
		International Lease Finance Corp.
	500	5.65%, 06/01/2014	522
	375	5.75%, 05/15/2016	408
	1,960	5.88%, 04/01/2019 ╦	2,151
	100	6.25%, 05/15/2019	112
	760	6.75%, 09/01/2016 ■	864
		United Rentals North America, Inc.
	575	5.75%, 07/15/2018	627
			6,753
		Retail Trade - 1.0%
		99 Cents Only Stores
	360	11.00%, 12/15/2019	416
		AmeriGas Finance LLC
	715	7.00%, 05/20/2022	799
		Arcelik AS
	995	5.00%, 04/03/2023 ■	1,022
		AutoNation, Inc.
	325	5.50%, 02/01/2020	357
		Building Materials Corp.
	644	6.75%, 05/01/2021 ■	713
	141	7.50%, 03/15/2020 ■	156
		GRD Holding III Corp.
	250	10.75%, 06/01/2019 ■	268
		JC Penney Corp., Inc.
	105	5.65%, 06/01/2020	90
	85	6.38%, 10/15/2036	68
	170	7.40%, 04/01/2037	143
	20	7.95%, 04/01/2017	20
		Ltd. Brands, Inc.
	1,145	5.63%, 02/15/2022	1,235
	95	6.95%, 03/01/2033	100
		Michaels Stores, Inc.
	445	7.75%, 11/01/2018	489
		PC Merger Sub, Inc.
	395	8.88%, 08/01/2020 ■	446
		Sally Holdings LLC
	530	5.75%, 06/01/2022	571
		Sotheby's
	365	5.25%, 10/01/2022 ■	374
			7,267
		Soap, Cleaning Compound and Toilet Manufacturing - 0.0%
		Avon Products, Inc.
	50	4.60%, 03/15/2020	53
	190	5.00%, 03/15/2023	207
			260
		Transportation Equipment Manufacturing - 0.1%
		Huntington Ingalls Industries, Inc.
	150	6.88%, 03/15/2018	166
	575	7.13%, 03/15/2021	640
			806
		Utilities - 0.7%
		AES (The) Corp.
	1,100	8.00%, 06/01/2020	1,334
		Calpine Corp.
	1,404	7.50%, 02/15/2021 ■	1,587
		Dolphin Subsidiary II, Inc.
	1,005	7.25%, 10/15/2021	1,070
		EDP Finance B.V.
	645	4.90%, 10/01/2019 ■	655
		Texas Competitive Electric Co.
	410	11.50%, 10/01/2020 ■	323
			4,969
		Water Transportation - 0.0%
		Royal Caribbean Cruises Ltd.
	100	5.25%, 11/15/2022	103

		Total corporate bonds
		(cost $126,098)	$131,955

FOREIGN GOVERNMENT OBLIGATIONS - 32.4%
		Argentina - 0.9%
		Argentina (Republic of)
	$4,225	7.00%, 04/17/2017	$3,443
	4,643	8.28%, 12/31/2033	2,673
			6,116
		Austria - 0.3%
		Austria (Republic of)
EUR	630	3.50%, 09/15/2021 ■	$976
EUR	860	4.65%, 01/15/2018 ■	1,349
			2,325
		Belgium - 0.6%
		Belgium (Kingdom of)
EUR	430	3.75%, 09/28/2020	663
EUR	525	4.00%, 03/28/2022	824
EUR	1,180	4.00%, 03/28/2017 ■	1,761
EUR	480	4.25%, 09/28/2014	669
			3,917
		Brazil - 2.4%
		Brazil (Republic of)
	1,750	5.63%, 01/07/2041 ‡	2,194
	3,500	5.88%, 01/15/2019 ‡	4,280
	895	7.88%, 03/07/2015 ‡	1,008
	3,450	8.25%, 01/20/2034 ‡	5,534
	2,075	11.00%, 08/17/2040 ‡	2,540
	715	12.25%, 03/06/2030 ‡	1,426
			16,982

The accompanying notes are an integral part of these financial statements.

12

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 32.4% - (continued)
		Bulgaria - 0.1%
		Bulgaria (Republic of)
	$400	8.25%, 01/15/2015 §	$449

		Colombia - 1.1%
		Colombia (Republic of)
	1,800	7.38%, 09/18/2037 ‡	2,725
	700	8.13%, 05/21/2024 ‡	1,032
COP	56,000	9.85%, 06/28/2027	48
	2,430	11.75%, 02/25/2020 ‡	3,869
COP	103,000	12.00%, 10/22/2015	67
			7,741
		Croatia - 0.3%
		Croatia (Republic of)
	1,940	6.38%, 03/24/2021 §	2,192

		Denmark - 0.1%
		Denmark (Kingdom of)
DKK	3,915	4.00%, 11/15/2019	842

		Ecuador - 0.0%
		Ecuador (Republic of)
	220	9.38%, 12/15/2015 §	231

		Finland - 0.1%
		Finland (Republic of)
EUR	350	3.38%, 04/15/2020	537
EUR	200	3.88%, 09/15/2017	303
			840
		France - 1.2%
		France (Government of)
EUR	1,040	3.00%, 07/12/2014	1,417
EUR	4,445	3.75%, 04/25/2017	6,608
EUR	40	4.50%, 04/25/2041	70
			8,095
		Hungary - 0.5%
		Hungary (Republic of)
	330	4.75%, 02/03/2015	339
	1,284	5.38%, 02/21/2023	1,324
	580	6.25%, 01/29/2020	644
HUF	123,980	6.75%, 02/24/2017	581
HUF	21,650	7.50%, 11/12/2020	108
	700	7.63%, 03/29/2041	822
			3,818
		Indonesia - 1.3%
		Indonesia (Republic of)
	750	6.75%, 03/10/2014 §	784
	3,515	6.88%, 01/17/2018 §	4,240
	2,590	7.75%, 01/17/2038 §	3,846
	275	8.50%, 10/12/2035 §	427
			9,297
		Ireland - 0.2%
		Ireland (Republic of)
EUR	775	4.50%, 10/18/2018 - 04/18/2020	1,113
			1,113
		Italy - 1.3%
		Italy (Republic of)
EUR	1,975	4.25%, 08/01/2014	2,705
EUR	530	5.00%, 03/01/2022	768
		Italy Buoni Poliennali del Tesoro
EUR	4,150	3.50%, 11/01/2017	5,667
			9,140
		Japan - 3.0%
		Japan (Government of)
JPY	141,750	0.30%, 03/20/2017	1,458
JPY	701,150	0.40%, 09/20/2016	7,243
JPY	458,250	0.50%, 03/20/2016	4,746
JPY	140,000	0.60%, 03/20/2016 - 03/20/2023 ☼	1,451
JPY	75,000	0.80%, 12/20/2022	785
JPY	277,300	1.10%, 03/20/2021	2,982
JPY	85,850	1.30%, 12/20/2018	930
JPY	92,350	1.40%, 09/20/2019	1,010
			20,605
		Malaysia - 0.4%
		Malaysia (Government of)
MYR	3,060	4.26%, 09/15/2016	1,046
MYR	3,065	4.38%, 11/29/2019	1,070
MYR	1,020	5.09%, 04/30/2014	342
			2,458
		Mexico - 3.4%
		Mexican Bonos De Desarrollo
MXN	7,236	6.50%, 06/10/2021 - 06/09/2022	681
MXN	13,313	7.25%, 12/15/2016	1,213
MXN	14,971	10.00%, 12/05/2024	1,837
		United Mexican States
	7,322	3.63%, 03/15/2022	7,981
	6,998	4.75%, 03/08/2044	7,743
	2,226	5.75%, 10/12/2110	2,622
	476	5.88%, 02/17/2014	494
MXN	2,125	7.75%, 12/14/2017	202
MXN	6,916	9.50%, 12/18/2014	619
			23,392
		Netherlands - 0.5%
		Netherlands (Kingdom of)
EUR	655	2.25%, 07/15/2022	927
EUR	1,180	4.00%, 07/15/2018	1,820
EUR	500	4.50%, 07/15/2017	770
			3,517
		Norway - 0.0%
		Norway (Kingdom of)
NOK	1,545	3.75%, 05/25/2021	306

		Panama - 0.7%
		Panama (Republic of)
	875	7.25%, 03/15/2015 ╦	974
	1,770	8.88%, 09/30/2027 ╦	2,829
	440	9.38%, 04/01/2029	747
			4,550
		Peru - 0.9%
		Peru (Republic of)
PEN	650	7.84%, 08/12/2020	308
	2,800	8.75%, 11/21/2033 ╦	4,788
	900	9.88%, 02/06/2015 ╦	1,040
			6,136

The accompanying notes are an integral part of these financial statements.

13

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 32.4% - (continued)
		Philippines - 1.9%
		Philippines (Republic of)
	$1,760	6.38%, 01/15/2032 ╦	$2,381
	6,315	10.63%, 03/16/2025 ╦	10,822
			13,203
		Poland - 0.5%
		Poland (Republic of)
PLN	3,445	4.66%, 01/25/2014 ○	1,068
PLN	6,005	5.25%, 10/25/2017 - 10/25/2020	2,127
PLN	1,555	5.75%, 10/25/2021	587
			3,782
		Russia - 2.4%
		Russia (Federation of)
	1,400	3.25%, 04/04/2017 §	1,480
	3,400	3.63%, 04/29/2015 §	3,562
	3,100	5.00%, 04/29/2020 §	3,577
	2,861	7.50%, 03/31/2030 §	3,599
		Russian Federation
	2,360	12.75%, 06/24/2028 §	4,625
			16,843
		Singapore - 0.1%
		Singapore (Republic of)
SGD	940	3.75%, 09/01/2016	852

		South Africa - 0.9%
		South Africa (Republic of)
	205	6.50%, 06/02/2014	217
	2,855	6.88%, 05/27/2019 ╦	3,562
ZAR	1,000	7.00%, 02/28/2031	108
ZAR	7,230	8.00%, 12/21/2018	890
ZAR	1,730	8.25%, 09/15/2017	212
ZAR	6,160	10.50%, 12/21/2026	913
			5,902
		Spain - 0.9%
		Spain (Kingdom of)
EUR	1,025	3.30%, 10/31/2014	1,388
EUR	280	3.80%, 01/31/2017	384
EUR	2,000	4.50%, 01/31/2018	2,815
EUR	1,340	5.50%, 04/30/2021	1,977
			6,564
		Sweden - 0.3%
		Sweden (Kingdom of)
SEK	3,940	1.50%, 11/13/2023	602
SEK	6,690	3.75%, 08/12/2017	1,149
SEK	2,810	4.25%, 03/12/2019	508
			2,259
		Switzerland - 0.1%
		Switzerland (Republic of)
CHF	160	2.00%, 05/25/2022	195
CHF	270	3.00%, 01/08/2018	330
			525
		Turkey - 3.0%
		Turkey (Republic of)
	5,225	5.13%, 03/25/2022	5,970
	530	5.63%, 03/30/2021	621
	4,260	6.00%, 01/14/2041	5,123
	3,140	7.25%, 03/15/2015	3,462
	3,440	7.50%, 07/14/2017	4,149
TRY	1,000	10.00%, 06/17/2015	610
TRY	785	10.50%, 01/15/2020	544
			20,479
		Ukraine - 0.3%
		Ukraine (Government of)
	1,990	6.25%, 06/17/2016 §	1,945

		United Kingdom - 0.4%
		United Kingdom (Government of)
GBP	580	1.00%, 09/07/2017	916
GBP	115	1.75%, 09/07/2022	180
GBP	1,005	2.00%, 01/22/2016	1,632
			2,728
		Venezuela - 2.3%
		Venezuela (Republic of)
	5,170	7.00%, 12/01/2018 §	4,808
	2,380	8.25%, 10/13/2024 §	2,146
	4,320	11.95%, 08/05/2031 §	4,758
	3,615	12.75%, 08/23/2022 §	4,127
			15,839
		Total foreign government obligations
		(cost $217,206)	$224,983

SENIOR FLOATING RATE INTERESTS ♦ - 19.3%
		Accommodation and Food Services - 0.5%
		Caesars Entertainment Operating Co., Inc.
	$1,397	4.45%, 01/28/2018	$1,248
	1,935	9.50%, 10/31/2016	1,962
			3,210
		Administrative Waste Management and Remediation - 0.5%
		Acosta, Inc.
	1,107	5.00%, 03/02/2018	1,123
		ADS Waste Holdings, Inc.
	434	4.25%, 10/09/2019	439
		Affinia Group, Inc.
	115	04/11/2016 ◊☼	116
		Audio Visual Services Group, Inc.
	1,264	6.75%, 11/09/2018	1,283
		Brickman Group Holdings, Inc.
	698	5.50%, 10/14/2016	707
			3,668
		Agriculture, Construction, Mining and Machinery - 0.1%
		Pro Mach, Inc.
	410	5.00%, 07/06/2017	412

		Air Transportation - 0.3%
		AWAS Finance Luxembourg S.aár.l.
	565	4.75%, 07/16/2018	568
		Delta Air Lines, Inc.
	613	4.00%, 10/18/2018	620

The accompanying notes are an integral part of these financial statements.

14

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 19.3% - (continued)
	Air Transportation - 0.3% - (continued)
	Delta Air Lines, Inc., Term Loan
$990	4.25%, 04/20/2017	$1,003
		2,191
	Apparel Manufacturing - 0.1%
	J. Crew Group, Inc.
990	4.00%, 03/07/2018	1,000

	Arts, Entertainment and Recreation - 1.2%
	Affinity Gaming LLC
564	5.50%, 11/09/2017	573
	Formula One Holdings
921	6.00%, 04/30/2019	935
	FoxCo Acquisition LLC
264	5.50%, 07/14/2017	268
	Golden Nugget, Inc.
289	3.20%, 06/22/2014 Þ	279
	Golden Nugget, Inc., Delayed Draw
161	3.20%, 06/22/2014 Þ	156
	Kabel Deutschland Holding AG
1,550	3.25%, 02/01/2019	1,557
	MGM Resorts International
918	4.25%, 12/20/2019	931
	Penn National Gaming, Inc.
414	3.75%, 07/16/2018	418
	ROC Finance LLC
422	8.28%, 08/19/2017 Б	433
	Rock Ohio Caesars LLC
96	8.28%, 08/19/2017 ☼	98
	Salem Communications Corp.
165	4.50%, 03/13/2020	167
	Seminole (The) Tribe of Florida, Inc.
310	04/11/2020 ◊☼	312
	Town Sports International LLC
1,214	5.75%, 04/27/2018	1,234
	Tribune Co.
978	4.00%, 12/31/2019	989
		8,350
	Chemical Manufacturing - 0.6%
	Chemtura Corp.
184	5.50%, 08/29/2016	186
	Cytec Industries, Inc.
34	09/20/2019 ◊	35
	DuPont Performance Coatings, Inc.
165	4.75%, 02/01/2020	167
	Ineos US Finance LLC
1,014	6.50%, 05/04/2018	1,025
	Monarch, Inc.
191	8.25%, 09/12/2019 - 03/12/2020	195
	Pinnacle Operating Corp.
510	04/29/2020 ◊☼	511
905	6.75%, 11/15/2018	917
	PQ Corp.
1,027	4.50%, 08/07/2017	1,038
		4,074
	Computer and Electronic Product Manufacturing - 0.9%
	Aeroflex, Inc.
462	5.75%, 05/09/2018	466
	CDW LLC
110	04/30/2020 ◊☼	111
1,940	4.00%, 07/15/2017 ☼	1,941
	Ceridian Corp.
986	5.95%, 05/09/2017	1,003
	Freescale Semiconductor, Inc.
1,500	5.00%, 03/01/2020	1,521
	NXP Semiconductors N.V.
1,017	4.75%, 01/10/2020	1,040
		6,082
	Construction - 0.1%
	Aluma Systems, Inc.
189	10/23/2018 ◊	191
	Brand Energy & Infrastructure Services, Inc.
786	6.25%, 10/23/2018	796
		987
	Educational Services - 0.0%
	Bright Horizons Family Solutions, Inc.
175	4.00%, 01/30/2020	176

	Electrical Equipment, Appliance Manufacturing - 0.3%
	WESCO Distribution, Inc.
1,995	4.50%, 12/12/2019	2,015

	Finance and Insurance - 1.3%
	Asurion LLC
844	4.50%, 05/24/2019	853
	Chrysler Group LLC
1,292	6.00%, 05/24/2017	1,308
	Cooper Gay Swett & Crawford Ltd.
340	04/05/2020 ◊☼	343
	Evertec LLC
405	04/11/2020 ◊☼	404
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
1,528	4.20%, 11/29/2013	1,498
	Nuveen Investments, Inc.
2,041	4.20%, 05/13/2017	2,064
	Ocwen Financial Corp.
350	5.00%, 02/15/2018	355
	USI Insurance Services LLC
419	5.25%, 12/27/2019	424
	Walter Investment Management
1,412	5.75%, 11/28/2017	1,435
		8,684
	Food Manufacturing - 0.3%
	Advance Pierre Foods, Inc.
400	5.75%, 07/10/2017	406
	Dole Food Co., Inc.
360	04/25/2020 ◊☼	362
250	12/07/2018 ◊	252
	H. J. Heinz Co.
610	03/27/2020 ◊☼	615
	Hostess Brands, Inc.
185	6.75%, 03/21/2020	189
	U.S. Foodservice, Inc.
268	5.75%, 03/31/2017	271
		2,095

The accompanying notes are an integral part of these financial statements.

15

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 19.3% - (continued)
	Food Services - 0.5%
	Dunkin' Brands, Inc.
$735	3.75%, 02/14/2020	$742
	Landry's, Inc.
713	4.75%, 04/24/2018	723
	OSI Restaurant Partners, Inc.
1,297	3.50%, 10/23/2019	1,304
	Wendy's International, Inc.
746	4.51%, 05/15/2019	750
		3,519
	Furniture and Related Product Manufacturing - 0.3%
	AOT Bedding Super Holdings LLC
519	5.00%, 10/01/2019	525
	Tempur-Pedic International, Inc.
968	5.00%, 03/18/2020	983
	Wilsonart International Holding LLC
808	4.00%, 10/31/2019 ☼	811
		2,319
	Health Care and Social Assistance - 1.9%
	Alkermes, Inc.
443	3.50%, 09/25/2019	443
	American Renal Holdings, Inc.
520	8.50%, 02/14/2020	524
	Aptalis Pharma, Inc.
2,228	5.50%, 02/10/2017	2,248
	Bausch & Lomb, Inc.
908	5.25%, 05/17/2019	918
	Catalent Pharma Solutions, Inc.
260	12/31/2017 ◊☼	263
302	4.25%, 09/15/2017	305
	Convatec, Inc.
180	5.00%, 12/22/2016	183
	DaVita, Inc.
434	4.00%, 11/01/2019	438
	HCA, Inc., Tranche B-3 Term Loan
1,000	2.95%, 05/01/2018	1,000
	Health Management Associates, Inc.
975	3.50%, 11/16/2018	983
	Hologic, Inc.
243	4.50%, 08/01/2019	246
	IMS Health, Inc.
390	3.75%, 09/01/2017	394
	Jazz Pharmaceuticals, Inc.
284	5.25%, 06/12/2018	288
	Kinetic Concepts, Inc.
483	5.50%, 05/04/2018	490
	MultiPlan, Inc.
863	4.00%, 08/26/2017	871
	Par Pharmeceutical Cos., Inc.
423	4.25%, 09/30/2019	427
	Sheridan Healthcare, Inc.
591	4.50%, 06/29/2018	598
	Sheridan Holdings, Inc.
286	9.00%, 07/01/2019	291
	Truven Health Analytics, Inc.
278	4.50%, 06/06/2019	281
	US Renal Care, Inc.
918	6.25%, 07/03/2019	932
616	10.25%, 01/03/2020	628
	Warner Chilcott Corp., Term Loan B-1
159	4.25%, 03/15/2018	161
	Warner Chilcott Corp., Term Loan B-2
56	4.25%, 03/15/2018	57
	Warner Chilcott Corp., Term Loan B-3
125	4.25%, 03/15/2018	127
	Warner Chilcott plc
69	4.25%, 03/15/2018	70
		13,166
	Information - 4.1%
	Alcatel-Lucent
100	6.25%, 06/29/2016	101
100	7.25%, 01/30/2019	102
	Charter Communications Operating LLC
510	04/10/2020 ◊☼	509
941	4.00%, 05/15/2019	944
	Crown Castle International Corp.
445	3.25%, 01/31/2019	448
	Decision Insight Information Group I, Inc.
1,718	7.00%, 01/04/2017	1,736
	Emdeon, Inc.
115	3.75%, 11/02/2018 ☼	116
247	3.75%, 11/02/2018	250
	Epicor Software Corp.
742	4.50%, 05/16/2018	754
	First Data Corp.
623	4.20%, 03/24/2017 - 09/30/2018	621
	First Data Corp., Extended 1st Lien Term Loan
2,000	4.20%, 03/23/2018	1,992
	Integra Telecom, Inc.
245	6.00%, 02/22/2019	250
	Intelsat Jackson Holdings S.A.
1,241	4.50%, 04/02/2018	1,256
	Kronos, Inc.
2,374	4.50%, 10/30/2019	2,403
670	9.75%, 04/30/2020	707
	Lawson Software, Inc.
993	5.25%, 04/05/2018	1,008
	Leap Wireless International, Inc.
515	4.75%, 03/01/2020	517
	Level 3 Financing, Inc.
960	5.25%, 08/01/2019	972
	MetroPCS Wireless, Inc., Term Loan B3
792	4.88%, 03/17/2018	792
	MISYS plc
896	7.25%, 12/12/2018	910
	MModal, Inc.
746	6.75%, 08/16/2019	729
	Nine Entertainment Group Ltd
410	3.50%, 02/05/2020	411
	Northland Cable Television, Inc.
1,913	7.75%, 12/30/2016	1,865
	Novell, Inc.
555	7.25%, 11/22/2017	561
	RedPrairie Corp.
324	6.75%, 12/21/2018	331

The accompanying notes are an integral part of these financial statements.

16

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 19.3% - (continued)
	Information - 4.1% - (continued)
	Sorenson Communications, Inc.
$1,010	9.50%, 10/31/2014	$1,026
	Syniverse Holdings, Inc.
913	5.00%, 04/23/2019	920
	UPC Financing Partnership
355	4.00%, 01/31/2021	359
	Virgin Media Finance plc
3,275	02/15/2020 ◊☼	3,276
	Warner Music Group Corp.
514	5.25%, 11/01/2018	520
	Web.com Group, Inc.
1,226	4.50%, 10/27/2017	1,236
	West Corp.
853	4.25%, 06/30/2018	866
	WideOpenWest Finance LLC
263	4.75%, 03/26/2019	266
		28,754
	Media - 0.4%
	Gray Television, Inc.
323	4.75%, 10/12/2019	328
	Primedia, Inc.
1,965	7.50%, 01/13/2018	1,955
	Univision Communications, Inc.
640	4.75%, 03/01/2020	645
		2,928
	Mining - 0.6%
	American Rock Salt Co. LLC
545	5.50%, 04/25/2017	546
	Arch Coal, Inc.
2,027	5.75%, 05/16/2018	2,053
	Fortescue Metals Group Ltd.
1,547	5.25%, 10/18/2017	1,574
		4,173
	Miscellaneous Manufacturing - 0.6%
	DigitalGlobe, Inc.
340	3.75%, 01/31/2020	343
	Hamilton Sundstrand Corp.
499	4.00%, 12/13/2019	502
	Reynolds Group Holdings, Inc.
1,692	4.75%, 09/28/2018	1,718
	Sequa Automotive Group
499	6.25%, 11/15/2018	504
	Sequa Corp.
261	5.25%, 06/19/2017	265
	TransDigm Group, Inc.
495	3.75%, 02/28/2020	502
		3,834
	Motor Vehicle and Parts Manufacturing - 0.3%
	Allison Transmission, Inc.
541	4.25%, 08/23/2019	548
	Federal Mogul Corp., Tranche B Term Loan
459	2.14%, 12/29/2014	435
	Federal Mogul Corp., Tranche C Term Loan
234	2.14%, 12/28/2015	222
	Navistar, Inc.
206	5.75%, 08/17/2017	210
	SRAM LLC
671	4.00%, 06/07/2018	676
	Tower International, Inc.
190	04/16/2020 ◊☼	192
		2,283
	Other Services - 0.1%
	Alliance Laundry Systems LLC
517	4.50%, 12/10/2018	522

	Petroleum and Coal Products Manufacturing - 0.2%
	Dynegy Midwest Generation LLC
106	08/05/2016 ◊	106
	Dynegy Power LLC
212	04/16/2020 ◊☼	212
	Dynegy, Inc.
133	04/15/2020 ◊☼	133
	Plains Exploration & Production Co.
375	4.00%, 11/30/2019	375
	Samson Investment Co.
410	6.00%, 09/25/2018	415
		1,241
	Pipeline Transportation - 0.3%
	EP Energy LLC
1,135	4.50%, 04/30/2019	1,148
670	5.00%, 05/24/2018	673
	NGPL Pipeco LLC
583	6.75%, 09/15/2017	591
		2,412
	Plastics and Rubber Products Manufacturing - 0.4%
	Berry Plastics Holding Corp.
495	2.20%, 04/03/2015	497
	Consolidated Container Co.
960	5.00%, 07/03/2019	973
	Goodyear (The) Tire & Rubber Co.
900	4.75%, 04/30/2019	907
	Tricorbraun, Inc.
382	5.50%, 05/03/2018	383
		2,760
	Primary Metal Manufacturing - 0.3%
	Novelis, Inc.
1,194	3.75%, 03/10/2017	1,213
	WireCo WorldGroup, Inc.
567	6.00%, 02/15/2017	574
		1,787
	Professional, Scientific and Technical Services - 0.6%
	Advantage Sales & Marketing, Inc.
1,226	8.25%, 06/17/2018	1,229
	AlixPartners LLP
591	4.50%, 06/30/2019	597
236	10.75%, 12/27/2019	242
	Getty Images, Inc.
539	4.75%, 10/18/2019	546
	Paradigm Ltd., Term Loan B1
647	4.75%, 07/30/2019	653
	Paradigm Ltd., Term Loan B2
270	10.50%, 07/30/2020	274
	SunGard Data Systems, Inc.
160	4.50%, 01/31/2020	161

The accompanying notes are an integral part of these financial statements.

17

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 19.3% - (continued)
	Professional, Scientific and Technical Services - 0.6% - (continued)
	Visant Corp.
$486	5.25%, 12/22/2016	$472
		4,174
	Real Estate, Rental and Leasing - 0.4%
	Avis Budget Car Rental LLC
499	3.75%, 03/15/2019	505
	Delos Aircraft, Inc.
240	4.75%, 04/12/2016	241
	Fly Leasing Ltd.
858	5.75%, 08/08/2018	869
	Realogy Corp.
156	3.20%, 10/05/2013	156
	Realogy Corp., Extended 1st Lien Term Loan B
742	4.01%, 03/05/2020	750
	Realogy Corp., Extended Credit Linked Deposit
48	4.49%, 10/10/2016	49
		2,570
	Retail Trade - 1.5%
	American Builders & Contractors Supply Co.
180	3.50%, 04/05/2020	181
	August LUXUK Holding Co.
129	6.25%, 04/27/2018	130
113	10.50%, 04/26/2019	114
	August U.S. Holding Co., Inc.
100	6.25%, 04/27/2018	100
87	10.50%, 04/26/2019	88
	BJ's Wholesale Club, Inc.
648	4.25%, 09/26/2019	653
	EB Sports Corp.
3,845	11.50%, 12/31/2015 Þ	3,806
	FleetPride, Inc.
798	5.25%, 11/19/2019	794
	Michaels Stores, Inc.
525	3.75%, 01/28/2020	530
	Neiman (The) Marcus Group, Inc.
1,065	4.00%, 05/16/2018	1,073
	Party City Holdings, Inc.
547	4.25%, 07/27/2019	551
	Rite Aid Corp.
290	4.00%, 02/21/2020	293
325	5.75%, 08/21/2020	337
	Sports (The) Authority, Inc.
825	7.50%, 11/16/2017	829
	Sprouts Farmers Markets Holdings LLC
315	04/12/2020 ◊☼	316
	Supervalu, Inc.
435	6.25%, 03/21/2019	442
		10,237
	Truck Transportation - 0.2%
	Nexeo Solutions LLC
1,060	5.00%, 09/09/2017	1,065
	Swift Transportation Co., Inc.
637	4.00%, 12/21/2017	647
		1,712
	Utilities - 0.4%
	Calpine Corp.
608	4.00%, 10/09/2019	615
	Energy Transfer Equity L.P.
450	3.75%, 03/24/2017	452
	LSP Madison Funding LLC
335	5.50%, 06/28/2019	339
	Star West Generation LLC
540	5.00%, 03/13/2020	550
	Texas Competitive Electric Holdings Co. LLC
900	4.73%, 10/10/2017	662
	TPF Generation Holdings LLC, Second Lien Term Loan
146	4.45%, 12/21/2014	146
		2,764
	Total senior floating rate interests
	(cost $131,809)	$134,099

U.S. GOVERNMENT AGENCIES - 13.4%
	FHLMC - 3.8%
$9,004	2.23%, 08/25/2018 ►	$827
2,051	2.50%, 08/25/2020 ►	165
6,334	2.53%, 10/25/2020 ►	123
5,000	3.50%, 05/15/2043 ☼	5,315
7,900	4.00%, 05/15/2043 ☼	8,434
3,500	4.50%, 05/15/2043 ☼	3,748
2,401	4.77%, 05/15/2037 ►	416
2,200	5.00%, 05/15/2043 ☼	2,361
4,152	5.50%, 10/01/2036 - 12/01/2038 ╦	4,484
1,613	7.23%, 12/15/2036 ►	255
		26,128
	FNMA - 2.7%
765	2.14%, 11/01/2022 ╦	771
545	2.15%, 10/01/2022 ╦	551
268	2.20%, 12/01/2022	271
154	2.28%, 11/01/2022 ‡	157
129	2.34%, 11/01/2022	132
116	2.40%, 10/01/2022 ╦	119
104	2.42%, 11/01/2022	107
104	2.47%, 11/01/2022 ‡	108
2,000	2.50%, 05/12/2028 ☼	2,091
747	2.72%, 06/25/2042 ►	123
2,300	3.50%, 05/15/2028 - 05/15/2043 ☼	2,447
2,635	4.00%, 05/15/2028 - 01/01/2042 ╦☼	2,817
3,013	5.00%, 08/01/2037 ╦	3,280
3,357	5.50%, 04/01/2038 - 05/15/2043 ╦	3,688
2,483	5.69%, 09/25/2040 ►	419
1,247	6.00%, 09/01/2039 - 05/15/2043 ╦☼	1,363
2,368	9.81%, 10/25/2036 ►	416
		18,860
	GNMA - 6.9%
8,500	3.00%, 05/15/2043 ☼	9,045
16,200	3.50%, 05/15/2043 ☼	17,636
3,032	4.00%, 10/20/2040 - 05/15/2043 ☼	3,323
8,569	4.50%, 09/15/2033 - 05/15/2043 ☼	9,450
2,500	5.00%, 05/15/2043 ☼	2,732

The accompanying notes are an integral part of these financial statements.

18

Shares or Principal Amount ╬		Market Value ╪
U.S. GOVERNMENT AGENCIES - 13.4% - (continued)
	GNMA - 6.9% - (continued)
$5,193	6.00%, 03/15/2032 - 04/15/2043	$5,882
		48,068
	Total U.S. government agencies
	(cost $92,535)	$93,056

U.S. GOVERNMENT SECURITIES - 4.1%
U.S. Treasury Securities - 4.1%
	U.S. Treasury Bonds - 0.5%
$170	3.13%, 02/15/2043 ‡	$178
2,295	5.38%, 02/15/2031 ‡	3,280
		3,458
	U.S. Treasury Notes - 3.6%
650	0.38%, 04/15/2015 □	652
13,949	0.88%, 12/31/2016 - 01/31/2018 □‡Θ	14,129
760	1.00%, 08/31/2016 ‡	776
7,715	1.88%, 09/30/2017 ‡	8,158
1,010	2.13%, 08/15/2021 □	1,069
		24,784
		28,242
	Total U.S. government securities
	(cost $27,867)	$28,242

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.0%
Foreign Exchange Contracts - 0.0%
	USD Call/CNY Put
1,452	Expiration: 06/26/2013	$—

Interest Rate Contracts - 0.0%
	U.S. Treasury 30-Year Bond Future Option
—	Expiration: 05/28/2013, Exercise Price: $150.00	8

	Total call options purchased
	(cost $19)	$8

Contracts			Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
Foreign Exchange Contracts - 0.0%
		AUD Put/USD Call
AUD	427	Expiration: 05/09/2013	$—
		EUR Put/USD Call
EUR	242	Expiration: 08/01/2013	5
		GBP Put/USD Call
GBP	11	Expiration: 09/17/2013æ	1
GBP	11	Expiration: 09/24/2013Ð	1
			7
		Total put options purchased
		(cost $13)	$7

COMMON STOCKS - 0.0%
		Energy - 0.0%
	83,644	KCA Deutag ⌂●†	$395

		Materials - 0.0%
	—	LyondellBasell Industries Class A	2

		Total common stocks
		(cost $1,135)	$397

PREFERRED STOCKS - 0.2%
		Diversified Financials - 0.2%
	12	Citigroup Capital XIII	$330
	10	GMAC Capital Trust I ۞	274
			604
		Telecommunication Services - 0.0%
	3	Intelsat S.A., 5.75% ۞	148

		Total preferred stocks
		(cost $710)	$752

		Total long-term investments
		(cost $720,936)	$745,358

Shares or Principal Amount ╬		Market Value ╪
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 05/01/2013 in the amount of $628, collateralized by FHLB 1.93%, 2021, FHLMC 0.38%, 2013, FNMA 3.00%, 2028, value of $641)
$628	0.17%, 4/30/2013	$628
Bank of Montreal TriParty Repurchase
Agreement (maturing on 05/01/2013 in the
amount of $1,713, collateralized by
FHLMC 3.50%, 2042, FNMA 0.80% -
2.13%, 2015 - 2018, U.S. Treasury Bond
11.25%, 2015, U.S. Treasury Note 0.75%,
	2013, value of $1,747)
1,713	0.15%, 4/30/2013	1,713
	Barclays Capital TriParty Repurchase Agreement (maturing on 05/01/2013 in the amount of $3,298, collateralized by U.S. Treasury Note 0.88% - 3.13%, 2017 - 2021, value of $3,364)
3,298	0.15%, 4/30/2013	3,298
	Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 05/01/2013 in the amount of $4,581, collateralized by U.S. Treasury Note 0.75% - 2.13%, 2015 - 2019, value of $4,673)
4,581	0.14%, 4/30/2013	4,581
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 05/01/2013 in the amount of $824, collateralized by FHLMC 3.00% - 5.50%, 2037 - 2043, FNMA 3.00%, 2043, value of $840)
824	0.17%, 4/30/2013	824

The accompanying notes are an integral part of these financial statements.

19

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 2.3% - (continued)
Repurchase Agreements - 2.3% - (continued)
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 05/01/2013 in the amount of $2,791, collateralized by U.S. Treasury Note 1.00% - 2.25%, 2016 - 2022, value of $2,847)
$2,791	0.14%, 4/30/2013		$2,791
	TD Securities TriParty Repurchase Agreement (maturing on 05/01/2013 in the amount of $1,963, collateralized by U.S. Treasury Note 0.25% - 1.88%, 2014 - 2019, value of $2,002)
1,963	0.17%, 4/30/2013		1,963
	UBS Securities, Inc. Repurchase Agreement (maturing on 05/01/2013 in the amount of $35, collateralized by U.S. Treasury Note 3.88%, 2018, value of $36)
35	0.13%, 4/30/2013		35
			15,833
	Total short-term investments
	(cost $15,833)		$15,833

	Total investments
	(cost $736,769) ▲	109.7%	$761,191
	Other assets and liabilities	(9.7)%	(67,341)
	Total net assets	100.0%	$693,850

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At April 30, 2013, the cost of securities for federal income tax purposes was $737,674 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$30,284
Unrealized Depreciation	(6,767)
Net Unrealized Appreciation	$23,517

†	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At April 30, 2013, the aggregate value of these securities was $395, which represents 0.1% of total net assets.

●	Non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. The Fund has also pledged $3,405 of cash as collateral in connection with swap contracts. In addition, cash of $9,240 was received from broker(s) as collateral in connection with swap contracts. Securities valued at $8,201, held on behalf of the Fund at the custody bank, were designated by broker(s) as collateral in connection with swap contracts.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2013.

Þ	This security may pay interest in additional principal instead of cash.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2013, the aggregate value of these securities was $72,017, which represents 10.4% of total net assets.

The accompanying notes are an integral part of these financial statements.

20

§	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2013, the aggregate value of these securities was $46,796, which represents 6.7% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
03/2011	83,644	KCA Deutag	$1,134

At April 30, 2013, the aggregate value of these securities was $395, which represents 0.1% of total net assets.

۞	Convertible security.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at April 30, 2013.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $69,661 at April 30, 2013.

Б	This security, or a portion of this security, has unfunded loan commitments. As of April 30, 2013, the aggregate value of the unfunded commitment was $3,852 , which represents 0.6% of total net assets.

◊	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

æ	This security has limitations. If the U.S. Dollar per British Pound exchange rate is less than or equal to the barrier level of 1.39 at any point during the contract period, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

Ð	This security has limitations. If the U.S. Dollar per British Pound exchange rate is less than or equal to the barrier level of 1.41 at any point during the contract period, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

♦	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the average coupon as of April 30, 2013.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

The accompanying notes are an integral part of these financial statements.

21

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

□	This security, or a portion of this security, is pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts held at April 30, 2013 as listed in the table below:

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	23	06/17/2013	$2,928	$2,979	$51
Australian 3-Year Bond Future	25	06/17/2013	2,822	2,848	26
Canadian Government 10-Year Bond Future	14	06/19/2013	1,842	1,900	58
Euro-BOBL Future	4	06/06/2013	668	668	–
Euro-BTP Future	18	06/06/2013	2,610	2,749	139
Euro-BUND Future	3	06/06/2013	579	579	–
Euro-OAT Future	14	06/06/2013	2,544	2,577	33
Euro-Schatz Future	26	06/06/2013	3,791	3,792	1
U.S. Treasury 2-Year Note Future	202	06/28/2013	44,529	44,566	37
U.S. Treasury 30-Year Bond Future	136	06/19/2013	20,059	20,179	120
U.S. Treasury 5-Year Note Future	751	06/28/2013	93,149	93,605	456
U.S. Treasury CME Ultra Long Term Bond Future	37	06/19/2013	6,083	6,081	(2)
					$919
Short position contracts:
Euro BUXL 30-Year Bond Future	7	06/06/2013	$1,260	$1,278	$(18)
Japan 10-Year Bond Future	21	06/11/2013	31,172	31,134	38
Japan 10-Year Mini Bond Future	2	06/10/2013	297	297	–
Long Gilt Future	7	06/26/2013	1,302	1,305	(3)
U.S. Treasury 10-Year Note Future	711	06/19/2013	94,849	94,818	31
					$48
					$967

* The number of contracts does not omit 000's.

Θ	At April 30, 2013, this security, or a portion of this security, is designated to cover written call options in the table below:

Description (Counterparty)	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*		Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
USD Call/CNY Put (SCB)	Foreign Exchange	6.78 CNY	06/26/2013	CNY	1,452,000	$–	$5	$5

* The number of contracts does not omit 000's.  Number of contracts shown in  U.S. dollars unless otherwise noted.

Securities Sold Short Outstanding at April 30, 2013

Description	Principal Amount	Maturity Date	Market Value ╪	Unrealized Appreciation/ Depreciation
FHLMC TBA, 5.50%	$2,800	05/15/2043	$3,023	$12
FNMA TBA, 3.00%	29,000	05/15/2043	30,332	(152)
FNMA TBA, 4.00%	24,300	05/15/2043	26,008	(21)
FNMA TBA, 5.50%	2,300	05/15/2043	2,501	5
GNMA TBA, 3.00%	4,400	05/15/2042	4,676	(46)
			$66,540	$(202)

At April 30, 2013, the aggregate value of these securities represents 9.6% of total net assets.

The accompanying notes are an integral part of these financial statements.

22

Credit Default Swap Contracts Outstanding at April 30, 2013

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
ABX.HE.AA.06	BCLY		$430	(0.32)%	07/25/45	$243	$112	$(131)
ABX.HE.AAA.06	BCLY		2,199	(0.18)%	07/25/45	223	35	(188)
ABX.HE.AAA.06	GSC		5,845	(0.18)%	07/25/45	524	94	(430)
ABX.HE.AAA.06	MSC		2,509	(0.18)%	07/25/45	262	40	(222)
ABX.HE.AAA.06-1	MSC		1,261	(0.18)%	07/25/45	25	20	(5)
ABX.HE.PENAAA.06	BOA		348	(0.11)%	05/25/46	79	59	(20)
ABX.HE.PENAAA.06	CSI		1,738	(0.11)%	05/25/46	523	293	(230)
ABX.HE.PENAAA.06	JPM		17	(0.11)%	05/25/46	5	3	(2)
ABX.HE.PENAAA.06-2	JPM		313	(0.11)%	05/25/46	56	53	(3)
ABX.HE.PENAAA.07	BCLY		1,594	(0.09)%	08/25/37	669	524	(145)
ABX.HE.PENAAA.07-1	JPM		398	(0.09)%	08/25/37	138	131	(7)
CDX.NA.HY.20	BCLY		4,265	(5.00)%	06/20/18	(200)	(262)	(62)
CDX.NA.HY.20	GSC		3,405	(5.00)%	06/20/18	(145)	(210)	(65)
CDX.NA.HY.20	JPM		6,205	(5.00)%	06/20/18	(270)	(381)	(111)
CDX.NA.HY.20	MSC		7,300	(5.00)%	06/20/18	(302)	(449)	(147)
CMBX.NA.A.1	DEUT		1,230	(0.35)%	10/12/52	562	467	(95)
CMBX.NA.A.1	GSC		435	(0.35)%	10/12/52	197	166	(31)
CMBX.NA.A.1	MSC		1,470	(0.35)%	10/12/52	608	559	(49)
CMBX.NA.AA.1	CSI		1,165	(0.25)%	10/12/52	266	207	(59)
CMBX.NA.AA.1	DEUT		1,400	(0.25)%	10/12/52	296	249	(47)
CMBX.NA.AA.1	JPM		2,465	(0.25)%	10/12/52	488	439	(49)
CMBX.NA.AA.1	UBS		3,190	(0.25)%	10/12/52	689	567	(122)
CMBX.NA.AA.2	BOA		1,665	(0.15)%	03/15/49	632	554	(78)
CMBX.NA.AA.2	JPM		1,470	(0.15)%	03/15/49	554	490	(64)
CMBX.NA.AJ.1	DEUT		300	(0.84)%	10/12/52	21	17	(4)
CMBX.NA.AJ.1	JPM		735	(0.84)%	10/12/52	52	41	(11)
CMBX.NA.AJ.1	MSC		535	(0.84)%	10/12/52	37	30	(7)
CMBX.NA.AJ.4	MSC		1,470	(0.96)%	02/17/51	528	392	(136)
CMBX.NA.AM.2	CSI		1,665	(0.50)%	03/15/49	102	65	(37)
CMBX.NA.AM.2	DEUT		1,665	(0.50)%	03/15/49	96	65	(31)
CMBX.NA.AM.2	MSC		2,945	(0.50)%	03/15/49	145	115	(30)
CMBX.NA.AM.3	CSI		1,560	(0.50)%	12/13/49	156	112	(44)
CMBX.NA.AM.3	MSC		1,380	(0.50)%	12/13/49	125	99	(26)
CMBX.NA.AM.4	BCLY		275	(0.50)%	02/17/51	45	23	(22)
CMBX.NA.AM.4	MSC		2,670	(0.50)%	02/17/51	428	221	(207)
ITRX.EUR.19	GSC	EUR	28,040	(1.00)%	06/20/23	1,849	1,349	(500)
ITRX.XOV.19	DEUT	EUR	815	(5.00)%	06/20/18	(28)	(48)	(20)
ITRX.XOV.19	GSC	EUR	1,950	(5.00)%	06/20/18	(10)	(115)	(105)
ITRX.XOV.19	MSC	EUR	9,390	(5.00)%	06/20/18	(219)	(554)	(335)
Total						$9,449	$5,572	$(3,877)
Sell protection:
ABX.HE.AAA.06	CSI		$472	0.11%	05/25/46	$(154)	$(124)	$30
ABX.HE.AAA.06	JPM		472	0.11%	05/25/46	(153)	(124)	29
ABX.HE.AAA.06-2	JPM		838	0.11%	05/25/46	(245)	(220)	25
CDX.EM.19	DEUT		10,200	5.00%	06/20/18	1,301	1,307	6
CDX.EM.19	DEUT		22,625	5.00%	06/20/18	2,973	2,900	(73)
CDX.EM.19	GSC		3,875	5.00%	06/20/18	515	496	(19)
CDX.NA.HY.20	GSC		20,830	1.00%	06/20/18	115	254	139
CDX.NA.IG.19	GSC		27,380	1.00%	12/20/17	14	423	409
CMBX.NA.AA.4	CSI		415	1.65%	02/17/51	(265)	(252)	13
CMBX.NA.AA.4	MSC		4,020	1.65%	02/17/51	(2,507)	(2,441)	66
CMBX.NA.AAA.3	JPM		2,545	0.08%	12/13/49	(111)	(52)	59
CMBX.NA.AAA.5	MSC		2,500	0.35%	02/15/51	(134)	(62)	72
CMBX.NA.AAA.6	BOA		865	0.50%	05/11/63	(30)	(22)	8

The accompanying notes are an integral part of these financial statements.

23

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at April 30, 2013 - (continued)

Reference Entity	Counterparty	Notional Amount (a)		(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices: - (continued)
Sell protection: - (continued)
CMBX.NA.AAA.6	CSI		$635	0.50%	05/11/63	$(22)	$(16)	$6
CMBX.NA.AAA.6	JPM		4,995	0.50%	05/11/63	(165)	(124)	41
CMBX.NA.AAA.6	UBS		3,305	0.50%	05/11/63	(88)	(82)	6
CMBX.NA.AAA.6	UBS		2,355	0.50%	05/11/63	(53)	(58)	(5)
CMBX.NA.AJ.3	BCLY		210	1.47%	12/13/49	(76)	(54)	22
CMBX.NA.AJ.3	CSI		1,295	1.47%	12/13/49	(407)	(333)	74
CMBX.NA.AJ.3	MSC		2,695	1.47%	12/13/49	(788)	(692)	96
CMBX.NA.AJ.3	UBS		975	1.47%	12/13/49	(383)	(250)	133
CMBX.NA.BB.6	CSI		200	5.00%	05/11/63	(10)	(4)	6
CMBX.NA.BB.6	CSI		1,285	5.00%	05/11/63	(4)	(28)	(24)
CMBX.NA.BB.6	GSC		350	5.00%	05/11/63	(17)	(8)	9
CMBX.NA.BB.6	JPM		65	5.00%	05/11/63	2	(1)	(3)
CMBX.NA.BB.6	MSC		3,530	5.00%	05/11/63	(225)	(77)	148
CMBX.NA.BB.6	MSC		310	5.00%	05/11/63	8	(6)	(14)
CMBX.NA.BB.6	UBS		320	5.00%	05/11/63	(16)	(7)	9
CMBX.NA.BB.6	UBS		1,065	5.00%	05/11/63	13	(23)	(36)
CMBX.NA.BBB-.6	CSI		440	3.00%	05/11/63	(25)	(7)	18
CMBX.NA.BBB-.6	MSC		315	3.00%	05/11/63	(18)	(5)	13
ITRX.EUR.19	GSC	EUR	28,305	1.00%	06/20/18	(262)	29	291
PrimeX.ARM.1	CSI		113	4.42%	06/25/36	10	12	2
PrimeX.ARM.1	MSC		914	4.42%	06/25/36	55	98	43
PrimeX.ARM.2	BCLY		346	4.58%	12/25/37	(2)	12	14
PrimeX.ARM.2	MSC		1,607	4.58%	06/25/36	(118)	56	174
PrimeX.ARM.2	MSC		1,721	4.58%	12/25/37	57	60	3
Total						$(1,215)	$575	$1,790
Total traded indices						$8,234	$6,147	$(2,087)
Credit default swaps on single-name issues:
Sell protection:
Bank of America Corp.	CSI		$5,180	1.00% / 1.08%	12/20/17	$(110)	$(19)	$91
Bank of America Corp.	GSC		9,200	1.00% / 1.03%	09/20/17	(639)	(10)	629
Citigroup, Inc.	GSC		9,850	1.00% / 0.88%	09/20/17	(642)	52	694
Citigroup, Inc.	GSC		4,450	1.00% / 0.93%	12/20/17	(80)	14	94
Goldman Sachs Group, Inc.	CSI		2,665	1.00% / 1.10%	12/20/17	(82)	(13)	69
Goldman Sachs Group, Inc.	UBS		4,600	1.00% / 1.04%	09/20/17	(339)	(8)	331
Morgan Stanley	BCLY		4,600	1.00% / 1.21%	09/20/17	(516)	(41)	475
Morgan Stanley	GSC		2,810	1.00% / 1.27%	12/20/17	(143)	(34)	109
Total						$(2,551)	$(59)	$2,492
						$5,683	$6,088	$405

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign government issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on April 30, 2013. For credit default swap agreements on indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

The accompanying notes are an integral part of these financial statements.

24

Interest Rate Swap Contracts Outstanding at April 30, 2013

Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount *		Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
BCLY	1.77% Fixed	6M EURIBOR	EUR	7,650	01/22/23	$–	$(300)	$(300)
BCLY	1.88% Fixed	6M GBP LIBOR	GBP	125	11/08/22	–	(2)	(2)
BCLY	3M STIBOR	2.25% Fixed	SEK	64,800	01/22/23	–	179	179
BOA	2.65% Fixed	6M JPY LIBOR	JPY	14,465	03/08/43	–	(3)	(3)
BOA	3M CAD BA CDOR	1.59% Fixed	CAD	7,750	04/29/18	–	8	8
CSI	0.82% Fixed	6M JPY LIBOR	JPY	16,740	02/18/23	1	(1)	(2)
DEUT	0.40% Fixed	3M USD LIBOR		1,715	03/20/15	–	(2)	(2)
DEUT	0.51% Fixed	3M USD LIBOR		3,270	02/05/15	–	(5)	(5)
DEUT	0.82% Fixed	6M JPY LIBOR	JPY	16,735	02/18/23	–	(1)	(1)
GSC	0.54% Fixed	3M USD LIBOR		1,570	02/05/15	–	(3)	(3)
GSC	0.91% Fixed	6M LIBOR GBP	GBP	5,150	04/29/18	–	4	4
GSC	2.75% Fixed	6M WIBOR PLN	PLN	550	06/19/15	–	–	–
GSC	3.00% Fixed	3M LIBOR		175	06/19/43	1	(7)	(8)
GSC	3.15% Fixed	6M WIBOR PLN	PLN	575	06/19/15	–	(2)	(2)
GSC	6M EURIBOR	0.39% Fixed	EUR	130	06/19/15	–	–	–
JPM	0.40% Fixed	3M USD LIBOR		1,780	03/20/15	–	(2)	(2)
JPM	0.54% Fixed	3M USD LIBOR		1,705	02/05/15	–	(3)	(3)
JPM	2.00% Fixed	3M LIBOR		2,000	03/20/23	(12)	(32)	(20)
JPM	3.16% Fixed	6M WIBOR PLN	PLN	1,150	06/19/15	–	(4)	(4)
JPM	6M EURIBOR	0.48% Fixed	EUR	270	06/19/15	–	–	–
JPM	6M EURIBOR	0.51% Fixed	EUR	135	06/19/15	–	1	1
MSC	2.59% Fixed	6M JPY LIBOR	JPY	18,190	03/22/43	–	(2)	(2)
						$(10)	$(177)	$(167)

* Notional shown in U.S. dollars unless otherwise noted.

Spreadlock Swap Contracts Outstanding at April 30, 2013

Counterparty	Strike	Notional Amount	Determination Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPM	0.80%*	20,000	09/20/13	$–	$(4)	$(4)

*	This is a spreadlock swap between the 10-Year interest rate swap curve and the yield to maturity on a 30-Year FNMA. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS (constant maturity swap curve) rate is greater than 0.80%, the Fund will receive money from the counterparty based on this differential. If the yield to maturity on the 30-Year FNMA minus the 10-Year CMS rate is less than 0.80%, the Fund will pay the counterparty.

The accompanying notes are an integral part of these financial statements.

25

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at April 30, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	05/31/2013	UBS	$191	$191	$–
AUD	Buy	05/31/2013	WEST	2,556	2,585	29
AUD	Sell	05/31/2013	CBA	33	34	(1)
AUD	Sell	05/31/2013	CBK	140	140	–
AUD	Sell	05/01/2013	JPM	4	4	–
AUD	Sell	05/31/2013	NAB	33	33	–
AUD	Sell	05/31/2013	WEST	260	263	(3)
BRL	Buy	08/02/2013	GSC	853	852	(1)
CAD	Buy	05/31/2013	BCLY	3,973	4,047	74
CAD	Buy	05/31/2013	UBS	172	172	–
CAD	Sell	05/22/2013	BCLY	117	119	(2)
CAD	Sell	05/31/2013	BCLY	341	347	(6)
CAD	Sell	05/01/2013	JPM	1	1	–
CHF	Buy	05/31/2013	CSFB	19	19	–
CHF	Buy	05/31/2013	DEUT	102	102	–
CHF	Sell	05/31/2013	CSFB	69	70	(1)
CHF	Sell	05/31/2013	JPM	75	75	–
CZK	Buy	05/31/2013	JPM	5	5	–
CZK	Buy	05/31/2013	RBS	64	65	1
CZK	Sell	05/31/2013	JPM	10	10	–
DKK	Buy	05/31/2013	RBC	206	208	2
EUR	Buy	05/31/2013	BCLY	25,848	26,205	357
EUR	Buy	05/31/2013	BNP	1,653	1,673	20
EUR	Buy	05/31/2013	CBK	186	187	1
EUR	Buy	05/31/2013	DEUT	123	123	–
EUR	Buy	05/31/2013	DEUT	171	171	–
EUR	Buy	05/31/2013	GSC	171	171	–
EUR	Buy	05/31/2013	JPM	72	72	–
EUR	Sell	05/31/2013	BCLY	138	140	(2)
EUR	Sell	05/31/2013	CBK	33	33	–
EUR	Sell	05/31/2013	DEUT	68	69	(1)
EUR	Sell	05/01/2013	JPM	8	8	–
EUR	Sell	05/31/2013	JPM	5	5	–
EUR	Sell	06/19/2013	JPM	1,728	1,756	(28)
EUR	Sell	05/31/2013	RBS	66	67	(1)
EUR	Sell	05/31/2013	UBS	442	447	(5)
GBP	Buy	05/31/2013	CBK	171	172	1
GBP	Buy	05/31/2013	UBS	5,876	5,984	108
GBP	Buy	05/31/2013	UBS	211	210	(1)
GBP	Sell	05/31/2013	CBK	323	325	(2)
GBP	Sell	05/01/2013	JPM	–	–	–
GBP	Sell	05/31/2013	UBS	453	461	(8)
HUF	Buy	05/31/2013	CBK	35	35	–
HUF	Sell	05/31/2013	BNP	66	67	(1)
INR	Buy	05/31/2013	JPM	68	69	1
JPY	Buy	05/07/2013	BCLY	256	256	–
JPY	Buy	05/31/2013	BNP	1,251	1,276	25
JPY	Buy	05/31/2013	CBK	140	140	–
JPY	Buy	05/31/2013	NAB	29,352	29,934	582
JPY	Sell	05/31/2013	BCLY	257	257	–
JPY	Sell	05/31/2013	CBK	68	68	–
JPY	Sell	05/31/2013	DEUT	197	197	–
JPY	Sell	05/01/2013	JPM	26	26	–
JPY	Sell	05/31/2013	JPM	34	34	–
KRW	Buy	05/31/2013	JPM	175	175	–
KRW	Sell	05/31/2013	BCLY	291	296	(5)

The accompanying notes are an integral part of these financial statements.

26

Foreign Currency Contracts Outstanding at April 30, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
MXN	Buy	05/31/2013	DEUT	$117	$117	$–
MXN	Buy	05/31/2013	RBC	275	279	4
MXN	Sell	05/31/2013	RBC	204	207	(3)
MYR	Buy	05/31/2013	UBS	102	102	–
MYR	Sell	05/31/2013	JPM	136	136	–
NGN	Buy	11/25/2013	CBK	6,348	6,633	285
NOK	Buy	05/31/2013	DEUT	99	99	–
NOK	Buy	05/31/2013	MSC	8,181	8,368	187
PLN	Buy	05/31/2013	BNP	371	371	–
PLN	Sell	05/31/2013	DEUT	112	112	–
PLN	Sell	05/31/2013	UBS	340	343	(3)
SEK	Buy	05/31/2013	CSFB	71	72	1
SEK	Buy	05/31/2013	DEUT	65	66	1
SEK	Sell	05/02/2013	CSFB	71	72	(1)
SEK	Sell	05/31/2013	UBS	9,826	10,021	(195)
SGD	Sell	05/31/2013	JPM	397	400	(3)
ZAR	Buy	05/31/2013	CSFB	480	497	17
ZAR	Sell	05/31/2013	CBK	70	70	–
						$1,423

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

27

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	EURO
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian New Sol
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRX.EUR	Markit iTraxx - Europe
ITRX.XOV	Markit iTraxx Index - Europe Crossover
PrimeX.ARM	Markit PrimeX Mortgage Backed Security

Other Abbreviations:
CAD BA CDOR	Canadian Bankers Acceptance Dealer Offered Rate
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offer Rate
WIBOR	Warsaw Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

28

Item 6. Investments.

(a) The Schedule of Investments is included as part of the supplement to the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 12. Exhibits.

(a)(2) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

(a)(3) Not applicable.

(b) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS, INC.

Date: October 7, 2013	By:	/s/ James E. Davey
James E. Davey
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 7, 2013	By:	/s/ James E. Davey
James E. Davey
President

Date: October 7, 2013	By:	/s/ Mark A. Annoni
Mark A. Annoni
Vice President, Controller and Treasurer